    As filed with the Securities and Exchange Commission on December 15, 1998

                                                      1933 Act File No. 33-91058
                                                      1940 Act File No. 811-9018

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
               Pre-Effective Amendment No.                            [ ]
                                             -----
               Post-Effective Amendment No.    7                      [X]
                                             -----

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                       [X]
               Amendment No.                   8
                                             -----
                        (Check appropriate box or boxes.)

                        AMERICAN AADVANTAGE MILEAGE FUNDS
               (Exact name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

       Approximate Date of Proposed Public Offering       March 1, 1999
                                                     ------------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [X]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust and the Equity 500 Index Portfolio, the master trusts, and the American AAdvantage Mileage Funds, the feeder trust.

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Prospectus for the following American AAdvantage Mileage Funds: Balanced Mileage Fund, Growth and Income Mileage Fund, International Equity Mileage Fund, Small Cap Value Mileage Fund, S&P 500 Index Mileage Fund, Intermediate Bond Mileage Fund, Short-Term Bond Mileage Fund, Money Market Mileage Fund, Municipal Money Market Mileage Fund and U.S. Government Money Market Mileage Fund

     Statement of Additional Information for the following American AAdvantage Mileage Funds: Balanced Mileage Fund, Growth and Income Mileage Fund, International Equity Mileage Fund, Small Cap Value Mileage Fund, S&P 500 Index Mileage Fund, Intermediate Bond Mileage Fund, Short-Term Bond Mileage Fund, Money Market Fund, Municipal Money Market Mileage Fund and U.S. Government Money Market Mileage Fund

     Prospectus for the Platinum Class of the American AAdvantage Money Market Mileage Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund

     Statement of Additional Information for the Platinum Class of the American AAdvantage Money Market Mileage Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund

     Part C

     Signature Pages

     Exhibits


The purposes of this filing are to add a new series to the American AAdvantage Mileage Funds, the American AAdvantage Small Cap Value Mileage Fund and to update the prospectuses and statements of additional information of the Registrant.

[AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]





PROSPECTUS

March 1, 1999


                        Equity Funds
                        ------------
                        Balanced Mileage
                        Growth and Income Mileage
                        International Equity Mileage
                        Small Cap Value Mileage
                        S&P 500 Index Mileage

                        Bond Funds
                        ----------
                        Intermediate Bond Mileage
                        Short-Term Bond Mileage

                        Money Market Funds
                        ------------------
                        Money Market Mileage Fund-Mileage Class
                        Municipal Money Market Mileage
                        U.S. Government Money Market Mileage





Managed by AMR Investment Services, Inc.





THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THESE FUNDS. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


ABOUT THE FUNDS
                                    Overview..............................................................X

                                    Balanced Mileage Fund.................................................X

                                    Growth and Income Mileage Fund........................................X

                                    International Equity Mileage Fund.....................................X

                                    Small Cap Value Mileage Fund .........................................XX

                                    S&P 500 Index Mileage Fund............................................XX

                                    Intermediate Bond Mileage Fund........................................XX

                                    Short-Term Bond Mileage Fund..........................................XX

                                    Money Market Mileage Fund-Mileage Class...............................XX

                                    Municipal Money Market Mileage Fund...................................XX

                                    U.S. Government Money Market Mileage Fund.............................XX

                                    The Manager...........................................................XX

                                    The Investment Advisers...............................................XX

                                    Valuation of Shares...................................................XX

ABOUT YOUR INVESTMENT
                                    Purchase and Redemption of Shares.....................................XX

                                    Distributions and Taxes...............................................XX

                                    AAdvantage(R) Miles...................................................XX
ADDITIONAL INFORMATION
                                    Distribution of Fund Shares...........................................XX

                                    Master-Feeder Structure...............................................XX

                                    Year 2000.............................................................XX

                                    Financial Highlights..................................................XX

                                    Additional Information................................................XX


ABOUT THE FUNDS

OVERVIEW

         The American AAdvantage Mileage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

         The Funds operate under a master-feeder structure. This means that each Fund, except for the S&P 500 Index Mileage Fund, seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. The S&P 500 Index Mileage Fund invests all of its investable assets in the Equity 500 Index Portfolio, which is a separate investment company managed by Bankers Trust Company ("BT") with an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

AMERICAN AADVANTAGE BALANCED MILEAGE FUND

INVESTMENT OBJECTIVE
         Income and capital appreciation.

PRINCIPAL STRATEGIES
         This Fund typically invests between 50% and 65% of its assets in equity securities and between 35% and 50% of its assets in debt securities.

         The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

         The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

         o     above-average earnings growth potential,
         o     selling at prices below their perceived economic value,
         o     low price to earnings ratio,
         o     low price to book value ratio, and
         o     generate above-average dividend yields.

         Each of the Fund's investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

         The Fund's investment in debt securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's debt allocation. The Fund, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria.

         In determining which debt securities to buy and sell, the investment advisers generally use a top-down fixed income review process, as follows:

         o Develop overall investment strategy based on a comprehensive review of macroeconomic conditions and an analysis of leading economic indicators.
         o Set portfolio maturity structure based on U.S. Treasury yield curve and credit spread analysis.
         o     Perform sector analysis to determine relative value.
         o     Select specific debt securities.
         o Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

         One of the investment advisers to the Fund uses a bottom-up fixed income strategy in determining which securities to buy and sell, as follows:

         o Select individual securities based upon yield to maturity advantage versus a comparable U.S. Treasury security.
         o     Evaluate credit quality of the security.
         o Perform quantitative analysis of yield premium using empirical effective duration measures.

         Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

INVESTMENT ADVISERS
         The Manager allocates the assets of the Fund among the following investment advisers:

         Barrow, Hanley, Mewhinney & Strauss, Inc.
         Brandywine Asset Management, Inc.
         GSB Investment Management, Inc.
         Hotchkis and Wiley
         Independence Investment Associates, Inc.

RISK FACTORS

         o     Market Risk (Stocks)
               Since this Fund invests a substantial portion of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

         o     Interest Rate Risk (Bonds)
               The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds go down. When interest rates go down, the bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

         o     Credit Risk (Bonds)
               The Fund is subject to the risk that an issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

         o     Prepayment Risk (Bonds)
               The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment.

         o     Additional Risks
               An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be suitable for investors who:

         o need to fund a long-term objective, such as a child's college education or a comfortable retirement
         o seek a convenient way to invest in value-oriented stocks and investment grade bonds in a single, professionally managed portfolio
         o desire long-term performance from an investment style that may help to minimize volatility and downside risk
         o require income as well as the potential for long-term growth of principal
         o want to take advantage of the investment expertise of value-oriented investment advisers
         o desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Balanced Index, a composite of X funds as of December 31, 1998, with the same investment objective as the Fund. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on July 17, 1987. Performance results from inception through July 1994 are for the Institutional Class of the predecessor fund and from August 1994 through October 1995 are for the predecessor fund's Mileage Class. The Fund began offering it shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

      Highest Quarterly Return from 1/1/89 through 12/31/98    X Quarter 19XX    X.XX%
      Lowest Quarterly Return from 1/1/89 through 12/31/98     X Quarter 19XX    X.XX%

                                                                    Average Annual Total Return
                                                         ===================================================
                                                                           as of 12/31/98
                                                         ---------------------------------------------------

                                                              1 Year           5 Years         10 Years
                                                              ------           -------         --------
           Balanced Fund                                      X.XX%             X.XX%            X.XX%
           S&P 500 Index*                                     X.XX%             X.XX%            X.XX%
           Lehman Bros. Intermediate Gov./Corp. Index**       X.XX%             X.XX%            X.XX%
           Lipper Balanced Index                              X.XX%             X.XX%            X.XX%


* The S&P 500 is an unmanaged index of common stocks publicly traded in the United States.
** The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.33%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.99%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.99%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
      $101              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE GROWTH AND INCOME MILEAGE FUND

INVESTMENT OBJECTIVE
         Long-term capital appreciation and current income.

PRINCIPAL STRATEGIES
         Ordinarily at least 80% of the total assets of this Fund are invested in equity securities. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

         The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

         o     above-average earnings growth potential,
         o     selling at prices below their perceived economic value,
         o     low price to earnings ratio,
         o     low price to book value ratio, and
         o     generate above-average dividend yields.

         Each of the Fund's investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

         Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

INVESTMENT ADVISERS
         The Manager allocates the assets of the Fund among the following investment advisers:

         Barrow, Hanley, Mewhinney & Strauss, Inc.
         Brandywine Asset Management, Inc.
         GSB Investment Management, Inc.
         Hotchkis and Wiley
         Independence Investment Associates, Inc.

RISK FACTORS

     o   Market Risk
         Since this Fund invests most of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

     o   Additional Risks
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be suitable for investors who:

         o need to fund a long-term objective, such as a child's college education, a comfortable retirement or wealth accumulation
         o seek a U.S. stock mutual fund that invests in fundamentally strong companies
         o require total returns consisting of income as well as the potential for long-term growth of principal
         o want to take advantage of the expertise of value-oriented investment advisers
         o desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P 500, a widely recognized unmanaged index of common stocks publicly traded in the United States, and the Lipper Growth and Income Index, a composite of X funds as of December 31, 1998, with the same investment objective as the Fund. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on July 17, 1987. Performance results from inception through July 31, 1994 are for the Institutional Class of the predecessor fund, and from August 1, 1994 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

           Highest Quarterly Return from 1/1/89 through 12/31/98     X Quarter 19XX     X.XX%
           Lowest Quarterly Return from 1/1/89 through 12/31/98      X Quarter 19XX     X.XX%

                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                            1 Year           5 Years           10 Years
                                                            ------           -------           --------

               Growth and Income Fund                       X.XX%             X.XX%             X.XX%
               S&P 500 Index                                X.XX%             X.XX%             X.XX%
               Lipper Growth and Income Index               X.XX%             X.XX%             X.XX%


FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth and Income Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.33%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.99%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.99%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
      $101              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE INTERNATIONAL EQUITY MILEAGE FUND

INVESTMENT OBJECTIVE
         Long-term capital appreciation.

PRINCIPAL STRATEGIES
         Under normal circumstances, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States.

The current countries in which the Fund may invest are:

Australia      Denmark         Hong Kong       Mexico             Portugal         Sweden
Austria        Finland         Ireland         Netherlands        Singapore        Switzerland
Belgium        France          Italy           New Zealand        South Korea      United Kingdom
Canada         Germany         Japan           Norway             Spain

         The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

         o     above-average earnings growth potential,
         o     selling at prices below their perceived economic value,
         o     low price to earnings ratio,
         o     low price to book value ratio, and
         o     generate above-average dividend yields.

         The investment advisers will also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

         Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

INVESTMENT ADVISERS
         The Manager allocates the assets of the Fund among the following investment advisers:

         Hotchkis and Wiley
         Morgan Stanley Asset Management Inc.
         Templeton Investment Counsel, Inc.

RISK FACTORS

     o   Market Risk
         Since this Fund invests most of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets it invests in, which will vary from day to day in response to the activities of individual companies and general market and economic conditions of that country.

     o   Foreign Investing
         Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
         (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards,
         (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

     o   Additional Risks
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be appropriate for investors who:

     o need to fund a long-term objective that requires growth of capital, such as a child's college education, a comfortable retirement or wealth accumulation
     o seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies
     o   desire to benefit from the growth potential of major foreign markets
     o want to take advantage of the expertise of leading international equity investment advisors
     o are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks
     o   desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Morgan Stanley Eastern AustralAsia Far East (EAFE) Index, a widely recognized unmanaged index of international stock investment performance and the Lipper International Index, a composite of X funds as of December 31, 1998, with the same investment objective as the Fund. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on August 7, 1991. Performance results from inception through July 31, 1994 are for the Institutional Class of the predecessor fund, and from August 1, 1994 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.



           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

Highest Quarterly Return from 1/1/92 through 12/31/98      X Quarter 19XX    X.XX%
Lowest Quarterly Return from 1/1/92 through 12/31/98       X Quarter 19XX    X.XX%


                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------
                                                                                           Since Inception
                                                                                           ---------------
                                                            1 Year           5 Years          (8/7/91)
                                                            ------           -------       ---------------
               International Equity Fund                    X.XX%             X.XX%             X.XX%
               EAFE Index                                   X.XX%             X.XX%             X.XX%
               Lipper International Index                   X.XX%             X.XX%             X.XX%


FEES AND EXPENSES
         This table describes the fees and expenses that you pay if you buy and hold shares of the International Equity Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.48%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................1.47%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 1.47%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
      $150              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE SMALL CAP VALUE MILEAGE FUND

INVESTMENT OBJECTIVE
         Long-term capital appreciation and current income.

PRINCIPAL STRATEGIES
         Ordinarily at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $1 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

         The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

         o     above-average earnings growth potential,
         o     selling at prices below their perceived economic value,
         o     low price to earnings ratio,
         o     low price to book value ratio, and
         o     generate above-average dividend yields.

         Each of the investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

         Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

INVESTMENT ADVISERS
         The Manager allocates the assets of the Fund among the following investment advisers:

         Brandywine Asset Management, Inc.
         Hotchkis and Wiley

RISK FACTORS

     o   Market Risk
         Since this Fund invests most of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

     o   Small Capitalization Companies
         Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

     o   Additional Risks
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be suitable for investors who:

     o need to fund a long-term objective, such as a child's education, a comfortable retirement or wealth accumulation
     o seek a U.S. stock mutual fund that invests in small, less well-known companies
     o want to take advantage of the expertise of value-oriented investment advisers
     o   are willing to accept the increased risks of small stock investing
     o   desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The Small Cap Value Fund began offering its shares on March 1, 1999, and therefore, long-term historical performance is not available. However, Brandywine and Hotchkis each have experience managing other accounts with investment objectives, policies and strategies similar to those of the Fund. Unlike the Fund, all of the accounts managed by Brandywine include an allocation to micro-cap companies, which are defined as companies with total market capitalization of less than $250 million. Thus, the performance below consists of only the Hotchkis and Wiley Small Cap Fund ("Hotchkis Fund"), an investment company which has investment objectives, policies and strategies substantially similar to those of the Fund. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the Hotchkis Fund. Applying the Fund's expense structure to the Hotchkis Fund would have lowered the performance results shown. THIS PERFORMANCE OF THE HOTCHKIS FUND IS NOT THE PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

Highest Quarterly Return from 1/1/88 through 12/31/98     X Quarter 19XX     X.XX%
Lowest Quarterly Return from 1/1/88 through 12/31/98      X Quarter 19XX     X.XX%
Year-to-Date Return through 9/30/98                                          X.XX%

                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                            1 Year           5 Years          10 Years
                                                            ------           -------          --------
               Hotchkis Fund                                X.XX%             X.XX%             X.XX%
               Russell 2000 Index*                          X.XX%             X.XX%             X.XX%


* The Russell 2000 Index is an unmanaged index of 2,000 small capitalization stocks.

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................X.X%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.X(2)
                                                              ---
         Total Annual Fund Operating Expenses.................X.X%
                                                              ===
         Fee Waiver and/or Expense Reimbursement..............X.X%(3)
         Net Expenses.........................................0.99%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)Other Expenses are based on estimates for the current fiscal year.
         (3)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.99%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR            3 YEARS
                            ------            -------
                             $101               $XXX

AMERICAN AADVANTAGE S&P 500 INDEX MILEAGE FUND(1)

INVESTMENT OBJECTIVE
         To track, as closely as possible, (before expenses) the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or Index), which emphasizes stocks of large U.S. companies.

PRINCIPAL STRATEGIES
         The Fund invests for growth, not income; any dividend and interest income is incidental to the pursuit of its objective. While the Fund's investment adviser gives priority to capital growth, it cannot offer any assurance of achieving this objective. The Fund's investment objective is not a fundamental policy. A shareholder vote is not required to change it, but shareholders must be notified before it is changed.

         An index is a group of securities whose overall performance is used as a standard to measure investment performance. This Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, this Fund is passively managed in that it tries to match, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index.

         Under normal conditions, the Fund will invest at least 80% of its assets in common stocks of companies included in the S&P 500, selected on the basis of computer generated statistical data, that are deemed representative of the industry diversification of the S&P 500. The Fund holds each stock found in the S&P 500 Index in roughly the same proportions as represented by the S&P 500 Index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a particular company, the Fund would invest 5% of its assets in that company. To track the S&P 500 Index as closely as possible, the Fund attempts to remain fully invested in stocks.

         Because it would be very expensive to buy and sell all of the stocks in the S&P 500 Index, the Fund uses a "sampling" technique. Using computer models, the Fund selects stocks that will track the S&P 500 Index, as closely as possible, in terms of industry, size, and other characteristics.

         Under normal conditions, the investment adviser will attempt to invest as much of the Fund's assets as is practical in common stocks included in the S&P 500. However, the Fund may maintain up to 20% of its assets in short-term debt securities and money market instruments hedged with stock index futures and options. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The reasons for which the Fund will invest in derivatives are:

         o     to keep cash on hand to meet shareholder redemptions or other needs while simulating full investments in stocks, and
         o     to reduce the Fund's transaction cost or add value when these instruments are favorably priced.

INVESTMENT ADVISER

         Bankers Trust Company

RISK FACTORS

     o   Market Risk
         As with any investment in common stocks, an investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

         o Stock prices overall could decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
         o Returns on stocks of large U.S. companies could trail the returns from the overall stock market. Each type of stock tends to go through cycles of outperformance and underperformance in comparison to the overall stock market. These periods in the past have lasted for several years.

         In addition, unlike an index itself, an index fund has operating expenses. Therefore, while the Fund is expected to track the S&P 500 Index as closely as possible, it will not be able to match the performance of the index exactly.

     o   Derivatives

--------
(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Bankers Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

         The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

     o   Futures and Options
         Although not one of its principal investment strategies, the Fund may invest in futures contracts and options on futures contracts. These investments, when made, are for hedging purposes. If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

     o   Additional Risks
         An investment in the Fund is not a deposit of Bankers Trust Company or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be appropriate for investors who:

         o need to fund a long-term objective, such as a child's college education, a comfortable retirement or wealth accumulation
         o seek a stock mutual fund that reflects the performance of publicly traded U.S. stocks in general
         o want to take advantage of a "passive," indexing investment approach
         o are willing to ride out stock market fluctuations in pursuit of potentially higher long-term returns
         o desire to receive miles in the American Airlines AAdvantage program

 HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the United States. The performance shown in the chart and table below is a combination of the Fund's performance and that of another feeder fund not offered in this prospectus, but which invests in the same master portfolio. The other feeder fund began offering its shares on January 1, 1997. Performance results from inception through February 28, 1998 are for the other feeder fund. The Fund began offering its shares on March 1, 1998. Performance results shown from that date through December 31, 1998 are for the Fund. Because the other feeder fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

Highest Quarterly Return from 1/1/97 through 12/31/98      X Quarter 19XX     X.XX%
Lowest Quarterly Return from 1/1/97 through 12/31/98       X Quarter 19XX     X.XX%

                                                                  Average Annual Total Return
                                                       ==================================================
                                                                        as of 12/31/98
                                                       --------------------------------------------------
                                                                                    Since Inception
                                                                                    ---------------
                                                               1 Year                   (1/1/97)
                                                               ------               ---------------
               S&P 500 Index Fund                               X.XX%                    X.XX%
               S&P 500 Index                                    X.XX%                    X.XX%


FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.10%(2)
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX
                                                              ====%
         Fee Waiver and/or Expense Reimbursement..............X.XX%(3)
         Net Expenses.........................................0.55%

         (1)The expense table and the Example below reflect the expenses of both the Fund and the Equity 500 Index Portfolio.
         (2)The investment adviser has voluntarily agreed to waive a portion of the investment advisory fee. With such waiver, the Management Fee is 0.05%.
         (3)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.55%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     -------           -------          -------          --------
       $56              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE INTERMEDIATE BOND MILEAGE FUND

INVESTMENT OBJECTIVE
         Income and capital appreciation.

PRINCIPAL STRATEGIES
         The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation.

         The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's or Moody's Investors Service, Inc.). No more than 25% of assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria.

         In determining which securities to buy and sell, the Manager employs a top-down fixed income review process, as follows:

         o Develop overall investment strategy based on a comprehensive review of macroeconomic conditions and an analysis of leading economic indicators.
         o Set portfolio maturity structure based on U.S. Treasury yield curve and credit spread analysis.
         o     Perform sector analysis to determine relative value.
         o     Select specific debt securities.
         o Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

         The other investment adviser to the Fund uses a bottom-up fixed income strategy in determining which securities to buy and sell, as follows:

         o Select individual securities based upon yield to maturity advantage versus a comparable U.S. Treasury security.
         o     Evaluate credit quality of the security.
         o Perform quantitative analysis of yield premium using empirical effective duration measures.

         Under normal circumstances, the Fund seeks to maintain a dollar weighted average duration of three to seven years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

INVESTMENT ADVISERS
         The Manager allocates the assets of the Fund among the following investment advisers:

         AMR Investment Services, Inc.
         Barrow, Hanley, Mewhinney & Strauss, Inc.

RISK FACTORS

     o   Interest Rate Risk
         The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds go down. When interest rates go down, the bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

     o   Credit Risk
         The Fund is subject to the risk that an issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

     o   Prepayment Risk
         The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment.

     o   Additional Risks
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be appropriate for investors who:

         o seek regular monthly income for retirement or other current expenses
         o     want the relative stability of investment grade bonds
         o can benefit from a diversified portfolio of fixed income securities
         o     wish to complement their equity holdings
         o desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund has performed during the past year. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. Index and the Lipper Intermediate Investment Grade Debt Average, a composite of X funds as of December 31, 1998, with the same investment objective as the Fund. The performance shown in the chart and table below is a combination of the Fund's performance and that of another feeder fund not offered in this prospectus, but which invests in the same master portfolio. The other feeder fund began offering its shares on September 15, 1997. Performance results from inception through February 28, 1998 are for the other feeder fund. The Fund began offering its shares on March 1, 1998. Performance results shown from that date through December 31, 1998 are for the Fund. Because the other feeder fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/98

                                    [GRAPH]

Highest Quarterly Return from 1/1/98 through 12/31/98     X Quarter 19XX     X.XX%
Lowest Quarterly Return from 1/1/98 through 12/31/98      X Quarter 19XX     X.XX%

                                                                  Average Annual Total Return
                                                        =================================================
                                                                         as of 12/31/98
                                                        -------------------------------------------------
                                                                                     Since Inception
                                                                                     ---------------
                                                                1 Year                  (9/15/97)
                                                                ------               ---------------
Intermediate Bond Fund                                           X.XX%                    X.XX%
Lehman Bros. Intermediate Gov./Corp. Index*                      X.XX%                    X.XX%
Lipper Intermediate Investment Grade Debt Average                X.XX%                    X.XX%


* The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.25%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.89%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.89%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
      $91               $XXX              $XXX             $XXX

AMERICAN AADVANTAGE SHORT-TERM BOND MILEAGE FUND

INVESTMENT OBJECTIVE
         Income and capital appreciation.

PRINCIPAL STRATEGIES
         The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation.

         The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's or Moody's Investors Service, Inc.). No more than 25% of assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria.

         In determining which securities to buy and sell, the Manager employs a top-down fixed income review process, as follows:
         o Develop overall investment strategy based on a comprehensive review of macroeconomic conditions and an analysis of leading economic indicators.
         o Set portfolio maturity structure based on U.S. Treasury yield curve and business cycle analysis;
         o     Perform sector analysis to determine relative value;
         o     Select specific debt securities; and
         o Review and monitor portfolio composition for changes in credit, standard deviation and comparisons with benchmarks.

         Under normal circumstances, the Fund seeks to maintain a dollar weighted average duration of one to three years. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

     o   Interest Rate Risk
         The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds go down. When interest rates go down, the bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

     o   Credit Risk
         The Fund is subject to the risk that an issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

     o   Prepayment Risk
         The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment.

     o   Additional Risks
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

INVESTOR PROFILE
         This Fund may be appropriate for investors who:

         o seek regular monthly income for retirement or other current expenses
         o    want the relative stability of investment grade bonds
         o can benefit from a diversified portfolio of fixed income securities
         o    wish to complement their equity holdings
         o desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. Index and the Linked Lipper Investment Grade Debt Averages, a composite of X funds as of December 31, 1998, with the same investment objective as the Fund. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on December 3, 1987. Performance results from inception through July 31, 1994 are for the Institutional Class of the predecessor fund, and from August 1, 1994 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

       Highest Quarterly Return from 1/1/89 through 12/31/98    X Quarter 19XX    X.XX%
       Lowest Quarterly Return from 1/1/89 through 12/31/98     X Quarter 19XX    X.XX%

                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                            1 Year           5 Years           10 Years
                                                            ------           -------           --------
   Short-Term Bond Fund                                     X.XX%             X.XX%             X.XX%
   Lehman Bros. Intermediate Gov./Corp. Index*              X.XX%             X.XX%             X.XX%
   Linked Lipper Investment Grade Debt Averages**           X.XX%             X.XX%             X.XX%

* The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.
** The Linked Lipper Investment Grade Debt Averages includes the Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.25%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.85%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.85%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
       $87              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND

INVESTMENT OBJECTIVE
         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES
         The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

         The Fund will only buy securities with the following credit qualities:

         o rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
         o   rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
         o   unrated securities that are determined to be of equivalent quality by the Manager.

         The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

    o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
    o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
    o As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE
         This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal
         o   desire regular, monthly income from a highly liquid investment
         o require a short-term vehicle for cash when making long-term investment decisions
         o seek a rate of return that is potentially higher than certificates of deposit or savings accounts
         o   desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper Money Market Instrument Average, an average of X retail money market fund returns as of December 31, 1998. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on September 1, 1987. Performance results from inception through October 31, 1991 are for the Institutional Class of the predecessor fund and from November 1, 1991 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

       Highest Quarterly Return from 1/1/89 through 12/31/98    X Quarter 19XX    X.XX%
       Lowest Quarterly Return from 1/1/89 through 12/31/98     X Quarter 19XX    X.XX%

                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                            1 Year           5 Years           10 Years
                                                            ------           -------           --------
  Money Market Fund                                         X.XX%             X.XX%             X.XX%
  Lipper Money Market Instrument Average                    X.XX%             X.XX%             X.XX%

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.15%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.67%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.67%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
       $68              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND

INVESTMENT OBJECTIVE
         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES
         Under normal market conditions, the Fund invests at least 80% of net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

         The Fund will only buy securities with the following credit qualities:

         o rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's and "P-1" by Moody's Investors Service, Inc.,
         o rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
         o unrated securities that are determined to be of equivalent quality by the Manager.

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

     o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
     o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
     o As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE
         This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal
         o desire regular, monthly income that is generally exempt from Federal income tax
         o require a short-term vehicle for cash when making long-term investment decisions
         o seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts
         o  desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper Tax Exempt Money Market Average, an average of X tax exempt money market fund returns as of December 31, 1998. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on November 10, 1993. Performance results from inception through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had slightly lower expenses, its performance was slightly better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

       Highest Quarterly Return from 1/1/94 through 12/31/98    X Quarter 19XX   X.XX%
       Lowest Quarterly Return from 1/1/94 through 12/31/98     X Quarter 19XX   X.XX%

                                                                    Average Annual Total Return
                                                        ====================================================
                                                                          as of 12/31/98
                                                        ----------------------------------------------------
                                                                                           Since Inception
                                                                                           ---------------
                                                             1 Year           5 Years         (11/10/93)
                                                             ------           -------      ---------------
Municipal Money Market Fund                                  X.XX%             X.XX%            X.XX%
Lipper Tax-Exempt Money Market Average                       X.XX%             X.XX%            X.XX%

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Mileage Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.15%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.65%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.65%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
       $66              $XXX              $XXX             $XXX

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND

INVESTMENT OBJECTIVE
         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES
         The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

    o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
    o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE
         This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal
         o   desire regular, monthly income from a highly liquid investment
         o require a short-term vehicle for cash when making long-term investment decisions
         o seek a rate of return that is potentially higher than certificates of deposit or savings accounts
         o   desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE
         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper U.S. Government Money Market Average, an average of X retail U.S. Government money market fund returns. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on March 2, 1992. Performance results from inception through October 31, 1993 are for the Institutional Class of the predecessor fund, and from November 1, 1993 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

      Highest Quarterly Return from 1/1/93 through 12/31/98    X Quarter 19XX    X.XX%
      Lowest Quarterly Return from 1/1/93 through 12/31/98     X Quarter 19XX    X.XX%

                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------
                                                                                           Since Inception
                                                                                           ---------------
                                                            1 Year           5 Years          (3/2/92)
                                                            ------           -------       ---------------
U.S. Government Money Market Fund                           X.XX%             X.XX%             X.XX%
Lipper U.S. Govt. Money Market Average                      X.XX%             X.XX%             X.XX%

FEES AND EXPENSES
         This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management Fees......................................0.15%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
                                                              ----
         Total Annual Fund Operating Expenses.................X.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................0.62%

         (1)The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
         (2)The Manager has contractually agreed to waive a portion of its fee and Distribution Fees and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 0.62%. After such waivers and reimbursements, Other Expenses are X.XX% and Distribution Fees are X.XX%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          --------
       $63              $XXX              $XXX             $XXX

THE MANAGER

         The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1998, the Manager had approximately $XX.X billion of assets under management, including approximately $XX.X billion under active management and $XX.X billion as named fiduciary or financial adviser. Of the total, approximately $XX.X of assets are related to AMR Corporation.

         The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

         o    develops the investment programs for each Fund,
         o selects and changes investment advisers (subject to requisite approvals),
         o    allocates assets among investment advisers,
         o    monitors the investment advisers' investment programs and results,
         o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,
         o oversees each Fund's securities lending activities and any actions taken by the securities lending agent, and
         o with the exception of the International Equity Fund and Equity 500 Index Portfolio, invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

         As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

         o 0.25% of the net assets of the Intermediate Bond Fund and Short-Term Bond Fund,
         o    0.10% of the net assets of all other Funds,plus
         o all fees paid to the investment advisers of the Balanced, Growth and Income, Small Cap Value and International Equity Funds.

         The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to security lending activities. Currently the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by the Manager. Subject to the receipt of exemptive relief from the SEC, the Funds may also invest cash collateral received from securities lending transactions in shares of one or more registered investment companies managed by the Manager.

         William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments since May 1995. Prior to her current position, Ms. Eckl held the position of Vice President-Finance and Compliance of the Manager from December 1990 through April 1995.

         Michael W. Fields is responsible for the portfolio management of the Short-Term Bond Fund as well as a portion of the Intermediate Bond Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Chief Investment Officer and Vice President-Fixed Income Investments.

         The approximate management fees paid by the Funds for the fiscal year ended October 31, 1998, net of reimbursements, was as follows:

           Fund                                    Manager Fees
           ----                                    ------------
           Balanced                                     XX%
           Growth and Income                            XX%
           Intermediate Bond                            XX%
           International Equity                         XX%
           Short-Term Bond                              XX%
           Money Market                                 XX%
           Municipal Money Market                       XX%
           U.S. Government Money Market                 XX%

         BT serves as the administrator to the Equity 500 Index Portfolio. Under an Administration and Services Agreement with the Portfolio, BT calculates the value of the assets of the Portfolio and generally assists the Equity 500 Index Portfolio Board in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay BT a fee, computed daily and paid monthly, at the rate of 0.05% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, BT may delegate one or more of its responsibilities to others, including Federated Services Company, at BT's expense.

THE INVESTMENT ADVISERS

         Set forth below is a brief description of the investment advisers for each Fund. The Manager is the sole investment adviser of the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among the investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Trust's Board of Trustees ("Board") and the AMR Investment Services Trust Board ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BANKERS TRUST COMPANY (BT), 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a New York banking corporation and is a wholly owned subsidiary of Bankers Trust Corporation. BT provides investment advisory, administrative and other services to the Equity 500 Index Portfolio. As of September 30, 1998, Bankers Trust Corporation was the _________ largest bank holding company in the United States with total assets of approximately $XXX billion and approximately $XXX billion in assets under management globally. Of that total, approximately $XXX billion are in U.S. equity index assets alone. BT serves as investment adviser and administrator to the Equity 500 Index Portfolio.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. (Barrow), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. Barrow's approach to stock selection reflects the traditional value characteristics: low price to earnings ratio, low price to book ratio and high dividend yields. As of December 31, 1998, Barrow had discretionary investment management authority with respect to approximately $XX.X billion of assets, including approximately $XX.X billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Growth and Income, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, INC. (Brandywine), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. Brandywine's investment process involves both fundamental screening to identify stocks that are undervalued and fundamental analysis to identify undervalued stocks which have the ability to return to normal value. As of December 31, 1998, Brandywine had assets under management totaling approximately $XX.X billion, including approximately $XX.X million of assets of AMR and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Growth and Income and Small Cap Value Funds.

GSB INVESTMENT MANAGEMENT, INC. (GSB), 301 Commerce Street, Fort Worth, Texas 76102, is a professional investment management firm which was founded in 1987 by Frank P. Ganucheau, Mark J. Stupfel, and Lyle E. Brumley. GSB is wholly owned by United Asset Management Corporation, a Delaware corporation. GSB utilizes qualitative and quantitative security selection techniques to estimate the expected absolute return and provide a basis to compare the relative attractiveness of one stock against another. As of December 31, 1998, GSB managed approximately $XX.X billion of assets, including approximately $XX.X million of assets of AMR and its subsidiaries and affiliated entities. GSB serves as an investment adviser to the Balanced and Growth and Income Funds.

HOTCHKIS AND WILEY, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017, is a professional investment counseling firm which was founded in 1980 by John F. Hotchkis and George Wiley. Hotchkis and Wiley is a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Hotchkis and Wiley utilizes extensive fundamental research to identify significantly undervalued companies where, in their opinion, actual value clearly exceeds current market price. Assets under management as of December 31, 1998 were approximately $XX.X billion, which included approximately $XX.X billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced, Small Cap Value, Growth and Income and International Equity Funds.

INDEPENDENCE INVESTMENT ASSOCIATES, INC. (IIA), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company. IIA's investment philosophy that any stock which combines low cost and improving fundamentals is attractive, is put into practice through the use of a quantitative, multifactor stock-ranking model fueled by earnings and growth rates. Assets under management as of December 31, 1998, including funds managed for its parent company, were approximately $XX.X billion, which included approximately $XX.X billion of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced and Growth and Income Funds.

MORGAN STANLEY ASSET MANAGEMENT INC. ("MSAM"), 25 Cabot Square, London, United Kingdom E14 4QA, is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. MSAM provides portfolio management and named fiduciary services to taxable and nontaxable institutions, international organizations and individuals investing in United States and international equity and debt securities. As of September 30, 1998, MSAM, together with its other asset management affiliates, had assets under management (including assets under fiduciary advisory control) totaling approximately $XXX.X billion, including approximately $XXX.X billion under active management and $XX.X billion as named fiduciary or fiduciary adviser. As of December 31, 1997, MSAM had investment authority over approximately $XXX.X million of assets of AMR and its subsidiaries and affiliated entities. MSAM serves as an investment adviser to the International Equity Portfolio.

TEMPLETON INVESTMENT COUNSEL, INC. (Templeton), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. Templeton believes in a disciplined, yet flexible long-term approach to uncovering value oriented investments regardless of current market trends on a worldwide scale. As of December 31, 1998, Templeton had discretionary investment management authority with respect to approximately $XX.X billion of assets, including approximately $XXX.X million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.

         All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than MSAM and BT. Including these assets lowers the investment advisory fees for each applicable Fund.

         As compensation for its services, each investment adviser, except BT, is paid a fee by the Manager out of the proceeds of the management fee received by the Manager from the AMR Trust.

VALUATION OF SHARES

         The price of each Fund's shares is based on its net asset value ("NAV"). With the exception of the Money Market Mileage Fund-Mileage Class ("Money Market Fund"), the NAV for each Fund is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. The Money Market Fund's NAV is based on a pro rata allocation of its corresponding Portfolio's investment income, expenses and total capital gains and losses. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share.

         Each Fund's NAV is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The Money Market Funds are not open and no NAV is calculated on Columbus Day and Veteran's Day. The NAV of the International Equity Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY
         Mileage Fund shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

PURCHASE POLICIES
         No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veteran's Day:

FUND                                            PURCHASE BY (EASTERN TIME)*:
Money Market                                      3:00 p.m.
Municipal Money Market                           11:45 a.m.
U.S. Government Money Market                      2:00 p.m.
All other Funds                                   4:00 p.m.
                                                * or the close of the Exchange (whichever comes first)

         If a purchase order is accepted and payment is received prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is accepted or payment is received after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks or third party checks.

OPENING AN ACCOUNT
A completed, signed application is required to open an account. If you are not yet a member of the AAdvantage program, you will be enrolled and assigned an AAdvantage account number upon receipt of your completed application. You may request an application form by:
     o    calling (800) 388-3344, or
     o visiting the Funds' web site at www.aafunds.com and downloading an account application.

Complete the application, sign it and:
Mail to:
         American AAdvantage Mileage Funds
         P.O. Box 419643
         Kansas City, MO 64141-6643

HOW TO PURCHASE SHARES

To Make an Initial Purchase                                 To Add To An Existing Account
BY CHECK-----------------------------------------------------------------------------------------------------------
o     Make check payable to the American AAdvantage         Include the shareholder's account number and Fund name
      Mileage Funds                                         and Fund number on the check. Mail check ($50  minimum)
o     Include the Fund name and Fund number on the          to:
      check
o     Mail check ($2,500 minimum) to:                       American AAdvantage Mileage Funds
                                                            P.O. Box 419643
American AAdvantage Mileage Funds                           Kansas City, MO 64141-6643
P.O. Box 419643
Kansas City, MO 64141-6643
BY WIRE------------------------------------------------------------------------------------------------------------
Call (800) 388-3344 to purchase shares by wire. Send       Call (800) 388-3344 to purchase shares by wire. Send a
a bank wire ($2,500 minimum) to State Street Bank &        bank wire ($500  minimum) to State Street Bank & Trust
Trust Co. with these instructions:                         Co. with these instructions:
o    ABA# 0110-0002-8; AC-9905-342-3                       o     ABA# 0110-0002-8; AC-9905-342-3
o    Attn: American AAdvantage Mileage Funds               o     Attn: AAdvantage Mileage Funds
o    the Fund name and Fund number                         o     the Fund name and Fund number
o    specify that the wire is for a new account            o     shareholder's account number
BY PRE-AUTHORIZED AUTOMATIC INVESTMENT-----------------------------------------------------------------------------
o    Fill in required information on the account           Funds will be transferred automatically from
     application, including amount ($50 minimum)           your bank account via Automated Clearing House ("ACH")
o    Attach a voided check to the account application      on the 5th day of each month or quarter, depending
                                                           upon which periods you specify.
o
BY EXCHANGE-------------------------------------------------------------------------------------------------------
o    Send a written  request to the address  above or      o     You may purchase shares of a Fund by exchanging
     call (800) 388-3344                                   o     shares from another American AAdvantage Mileage
o    A $2,500 minimum is required to establish a new             Fund if you have owned shares of the other Fund
     account in another American AAdvantage Mileage              for at least 15 days.
     Fund by making an exchange.                           o     The minimum amount for each exchange is $50.


REDEMPTION POLICIES
         Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 388-3344.

         Proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Shares purchased by check may not be redeemed until the check has cleared, which may take up to 15 days.

         The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

         Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

HOW TO REDEEM SHARES

Method                                                       Additional Information
BY TELEPHONE-------------------------------------------------------------------------------------------------------
Call (800) 388-3344 to request a redemption.                 o   Telephone redemption orders are limited to $25,000
                                                                 within any 30 day period.
                                                             o   Proceeds will generally be mailed only to the
                                                                 account address of record or transmitted by wire
                                                                 to a commercial bank designated on the account
                                                                 application form.
BY MAIL------------------------------------------------------------------------------------------------------------
Write a letter of instruction including                      A signature guarantee may be required for redemption
      o   the Fund name and Fund number                      orders:
      o   shareholder account number                         o     in amounts of $100,000 or more
      o   shares or dollar amount to be sold                 o     in amounts of $25,000 or more with a request to
      o   authorized signature(s) of all persons                   send the proceeds to an address or commercial
          required to sign for the account                         bank account other than the address or commercial
      o   how and where to send the proceeds                       bank account designated on the account
Mail to:                                                           application, or
         American AAdvantage Mileage Funds                   o     for an account whose address has changed within
         P.O. Box 419643                                           the last 30 days
         Kansas City, MO 64141-6643
                                                             Call (800)388-3344 for instructions and further
                                                             assistance.
BY CHECK-----------------------------------------------------------------------------------------------------------
(Money Market Fund shareholders only)                        o     Minimum check amount is $100
Choose the check writing feature on the account              o     A $2 service fee per check is charged for check
application.                                                       copies

BY PRE-AUTHORIZED AUTOMATIC REDEMPTION-----------------------------------------------------------------------------
Fill in required information on the account                  Proceeds will be transferred automatically from your
application, including amount ($100 minimum)                 Fund account to your bank account via ACH on the 15th
                                                             day of each month

BY EXCHANGE--------------------------------------------------------------------------------------------------------
Send a written request to the address above or               o     You may sell shares of a Fund in exchange for
call (800)388-3344 to exchange shares.                             shares of another American AAdvantage Mileage
                                                                   Fund if you have owned shares of the Fund for
                                                                   at least 15 days.
                                                             o     The minimum amount for each exchange is $50

GENERAL POLICIES
         If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

         The following policies apply to instructions you may provide to the Funds by telephone:
         o The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
         o The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
         o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

         The Funds reserve the right to:
         o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares
         o   modify or terminate the exchange privilege at any time
         o limit the number of exchanges between Funds an investor may exercise
         o seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank

DISTRIBUTIONS AND TAXES

         The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid as follows:

       FUND                               DIVIDENDS PAID                         OTHER DISTRIBUTIONS PAID
       Balanced                           Annually                               Annually
       Growth and Income                  Annually                               Annually
       International Equity               Annually                               Annually
       Small Cap Value                    Annually                               Annually
       S&P 500 Index                      April, July, October and December      Annually
       Intermediate Bond                  Monthly                                Annually
       Short-Term Bond                    Monthly                                Annually
       Money Market                       Monthly                                Monthly
       Municipal Money Market             Monthly                                Monthly
       U.S. Government Money Market       Monthly                                Monthly

         Usually, any dividends (except those paid by the Municipal Money Market
Fund) and distributions of net realized gains are taxable events. Shareholders may realize a taxable gain or loss when selling or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term capital gain, depending on how long the sold or exchanged shares were held. The following table outlines the typical tax liabilities for transactions in taxable accounts:

        Type of Transaction                                              Tax Status
        -------------------                                              ----------
        Dividends from net investment income*                            Ordinary income rate
        Distributions of realized net short-term capital gains*          Ordinary income rate
        Distributions of gains from certain foreign currency             Ordinary income rate
        transactions*
        Distributions of realized net long-term capital gains*           Long-term capital gains rate
        Sales or exchanges of shares owned for more than one year        Long-term capital gains or losses
        Sales or exchanges of shares owned for less than one year        Net gains are treated as ordinary
                                                                         income; net losses are subject to
                                                                         special rules

        * whether reinvested or taken in cash

         Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to shareholders. In the latter event, shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

         The Municipal Money Market Fund designates most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the federal alternative minimum tax (AMT). Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

         This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE MILES

         The AAdvantage program offers the opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rentals and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 433-7300.

         Advantage miles will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in a Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Funds. These miles appear on the monthly account statement as well as on subsequent AAdvantage program statements.

         In the case of trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in a Fund, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity or from other sources.

         The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may find it necessary to change AAdvantage program rules, regulations, travel awards and special offers at any time. This means that American Airlines may initiate changes impacting, for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage program with six months' notice. AAdvantage travel awards, mileage accrual and special offers are subject to government regulations.

ADDITIONAL INFORMATION

DISTRIBUTION OF TRUST SHARES

         The Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. The Plan provides that each Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Mileage Trust Board) for distribution-related services. The primary expenses expected to be incurred under the Plan are advertising and participation in the AAdvantage program.

MASTER-FEEDER STRUCTURE

         The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

-------------------------
Investor
-------------------------

               purchases shares of
-------------------------
Feeder Fund
-------------------------

               which invests in
-------------------------
Master Fund
-------------------------

               which buys
-------------------------
Investment Securities
-------------------------

         Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YEAR 2000

         The Funds could be affected adversely if the computer systems used by the Manager, the Funds' other service providers, or companies in which the Funds invest do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Due to the Funds' reliance on various service providers to perform essential functions, each of the Funds could have difficulty calculating its NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. The International Equity Fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for the Year 2000. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Funds' service providers to address the Year 2000 issue. There can be no assurance that the steps taken by the Manager will be sufficient to avoid any adverse impact.

         In evaluating current and potential portfolio positions, Year 2000 is one of the factors that each Fund's investment advisers take into consideration. The Funds' investment advisers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S. may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. If the value of a Fund's investment is adversely affected by a Year 2000 problem, the NAV of the Fund may be affected as well.

FINANCIAL HIGHLIGHTS

         The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the S&P 500 Index Fund, each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

                              BALANCED MILEAGE FUND

                                                            --------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                1998          1997          1996(AC)
-------------------------------------------------------     -------      ---------       ---------
Net asset value, beginning of period(B)                     $            $   16.01       $   13.97
Income from investment operations
   Net investment income(D)                                                   0.58            0.49
   Net gains (losses) on securities (realized and
   unrealized)(D)                                                             2.44            1.65
                                                                         ---------       ---------
   Total from investment operations                                           3.02            2.14
                                                                         ---------       ---------
Less distributions:
   Dividends from net investment income                                      (0.49)          (0.10)
   Distributions from net realized gains on securities                       (0.22)             --
                                                                         ---------       ---------
Total distributions                                                          (0.71)          (0.10)
                                                                         ---------       ---------
Net asset value, end of period                                           $   18.32       $   16.01
                                                                         =========       =========
Total return (annualized)                                                    19.52%          15.97%
                                                                         =========       =========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                              $   3,437       $   2,495
   Ratios to average net assets (annualized)(DE)
     Expenses                                                                 0.99%           1.01%
     Net investment income                                                    3.45%           3.58%
Portfolio turnover rate                                                        105%             76%

A    The Balanced Fund commenced active operations on November 1, 1995.

B The net asset value has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.43169.

C Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

D The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

E Operating results exclude management and administrative services fees reimbursed by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 2.93% and 1.66%, respectively for the period ended October 31, 1996, 1.83% and 2.61%, respectively for the year ended October 31, 1997, and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

                         GROWTH AND INCOME MILEAGE FUND

                                                            -----------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                1998           1997           1996(AC)
-------------------------------------------------------     ----------    ----------       ----------
Net asset value, beginning of period(B)                     $             $    19.35       $    15.94
Income from investment operations
   Net investment income(D)                                                     0.31             0.34
   Net gains (losses) on securities (realized and
   unrealized)(D)                                                               4.87             3.16
                                                                          ----------       ----------
Total from investment operations                                                5.18             3.50
                                                                          ----------       ----------
Less distributions:
   Dividends from net investment income                                        (0.34)           (0.09)
   Distributions from net realized gains on securities                         (0.47)              --
                                                                          ----------       ----------
Total distributions                                                            (0.81)           (0.09)
                                                                          ----------       ----------
Net asset value, end of period                                            $    23.72       $    19.35
                                                                          ==========       ==========
Total return (annualized)                                                      27.60%           22.77%
                                                                          ==========       ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                               $   12,513       $    6,234
   Ratios to average net assets (annualized)(DE)
     Expenses                                                                   0.99%            1.00%
     Net investment income                                                      1.78%            2.13%
Portfolio turnover rate                                                           35%              40%

A    The Growth and Income Fund commenced active operations on November 1, 1995.

B The net asset value has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.254705.

C Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

D The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

E Operating results exclude management and administrative services fees reimbursed by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.88% and 1.25%, respectively for the period ended October 31, 1996, 1.31% and 1.46%, respectively for the year ended October 31, 1997, and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

                        INTERNATIONAL EQUITY MILEAGE FUND

                                                             -------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                 1998        1997           1996(A)
------------------------------------------------------       --------    ---------       ---------
Net asset value, beginning of period(B)                      $           $   15.31       $   13.15
Income from investment operations
   Net investment income(C)                                                   0.25            0.20
   Net gains (losses) on securities (realized and
   unrealized)(C)                                                             2.52            2.03
                                                                         ---------       ---------
Total from investment operations                                              2.77            2.23
                                                                         ---------       ---------
Less distributions:
   Dividends from net investment income                                      (0.18)          (0.07)
   Distributions from net realized gains on securities                       (0.23)             --
                                                                         ---------       ---------
Total distributions                                                          (0.41)          (0.07)
                                                                         ---------       ---------
Net asset value, end of period                                           $   17.67       $   15.31
                                                                         =========       =========
Total return (annualized)                                                    18.44%          16.58%
                                                                         =========       =========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                              $   5,219       $   3,387
   Ratios to average net assets (annualized)(CD)
     Expenses                                                                 1.47%           1.48%
     Net investment income                                                    1.61%           1.63%
Portfolio turnover rate                                                         15%             19%

A    The International Equity Fund commenced active operations on November 1,
     1995.

B The net asset value has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.520913.

C The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

D Operating results exclude management and administrative services fees reimbursed by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 2.71% and 0.40%, respectively for the period ended October 31, 1996, 1.68% and 1.40%, respectively for the year ended October 31, 1997, and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

                           S&P 500 INDEX MILEAGE FUND

                                                                                -------------------
                                                                                   MARCH 1, TO
                                                                                   OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                                        1998(A)
------------------------------------------------------------------------------  -------------------
Net asset value, beginning of period                                            $     13.16
Income from investment operations
   Net investment income
   Net gains (losses) on securities (realized and unrealized)(B)
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gains on securities
Total distributions
Net asset value, end of period
Total return (annualized)
Ratios and supplemental data:
   Net assets, end of period (in thousands)
   Ratios to average net assets (annualized)(B)
     Net investment income
     Expenses
     Decrease reflected in above expense ratio due to absorption of expenses by Bankers Trust and the Manager
Portfolio turnover rate(C)

A The S&P 500 Index Fund commenced active operations on January 1, 1997 and on March 1, 1998, existing shares were designated Institutional Class shares.

B The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Equity 500 Index Portfolio.

C    Portfolio turnover rate is that of the Equity 500 Index Portfolio.

                         INTERMEDIATE BOND MILEAGE FUND

                                                                   ----------------
                                                                     MARCH 1, TO
                                                                     OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                          1998(A)
----------------------------------------------------------------   ----------------
Net asset value, beginning of period                               $    10.17
Income from investment operations
   Net investment income
   Net gains (losses) on securities (realized and unrealized)(B)
Total from investment operations
Less distributions:
   Dividends from net investment income
   Distributions from net realized gains on securities
Total distributions
Net asset value, end of period
Total return (annualized)
Ratios and supplemental data:
   Net assets, end of period (in thousands)
   Ratios to average net assets (annualized)(B)
     Expenses
     Net investment income
Portfolio turnover rate(C)

A    The Intermediate Bond Fund commenced active operations on March 1, 1998.

B The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

C    Portfolio turnover rate is that of the Portfolio.

                          SHORT-TERM BOND MILEAGE FUND

                                                           ---------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                1998         1997           1996(A)
---------------------------------------------------------  ---------     ---------       ---------
Net asset value, beginning of period (B)                   $    9.63     $    9.65       $    9.83
Income from investment operations
   Net investment income(C)                                                   0.61            0.59
   Net gains (losses) on securities (realized and
   unrealized)(C)                                                            (0.05)          (0.18)
                                                                         ---------       ---------
Total from investment operations                                              0.56            0.41
                                                                         ---------       ---------
Less distributions:
   Dividends from net investment income                                      (0.61)          (0.59)
   Distributions from net realized gains on securities                          --              --
                                                                         ---------       ---------
Total distributions                                                          (0.61)          (0.59)
                                                                         ---------       ---------
Net asset value, end of period                                           $    9.60       $    9.65
                                                                         =========       =========
Total return (annualized)(C)                                                  5.90%           4.55%
                                                                         =========       =========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                              $   1,226       $   1,168
   Ratios to average net assets (annualized)(CD)
     Expenses                                                                 0.85%           0.86%
     Net investment income                                                    6.37%           6.08%
Portfolio turnover rate                                                        282%            304%

A The Short-Term Bond Fund commenced active operations on November 1, 1995. Prior to March 1, 1998, the Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Mileage Fund.

B The net asset value per share was adjusted for a stock split which occurred on November 1, 1995 in the ratio of 2.034588.

C The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

D Operating results exclude management and administrative services fees reimbursed by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 3.19% and 3.75%, respectively for the period ended October 31, 1996, 3.01% and 4.21%, respectively for the year ended October 31, 1997, and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

                            MONEY MARKET MILEAGE FUND

                                                   -------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        1998            1997           1996(A)
-----------------------------------------------    -----------    -----------      -----------
Net asset value, beginning of period               $      1.00    $      1.00      $      1.00
                                                   -----------    -----------      -----------
Net investment income(B)                                                 0.05             0.05
Less dividends from net investment income                               (0.05)           (0.05)
Net asset value, end of period                     $      1.00    $      1.00      $      1.00
                                                   ===========    ===========      ===========
Total return (annualized)                                                5.14%            5.12%
                                                                  ===========      ===========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                       $   104,947      $   106,709
   Ratios to average net assets (annualized)(B)
     Expenses                                                            0.67%            0.67%
     Net investment income                                               5.02%            5.02%

A    The Money Market Fund commenced active operations on November 1, 1995.

B The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

C Operating results exclude management and administrative services fees reimbursed by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.78% and 4.91%, respectively for the period ended October 31, 1996, 0.74% and 4.95%, respectively for the year ended October 31, 1997, and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

                       MUNICIPAL MONEY MARKET MILEAGE FUND

                                                    ----------------------------------------
                                                              YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         1998          1997           1996(A)
-------------------------------------------------   ----------    ----------      ----------
Net asset value, beginning of period                $     1.00    $     1.00      $     1.00
                                                    ----------    ----------      ----------
Net investment income(B)                                                0.03            0.03
Less dividends from net investment income                              (0.03)          (0.03)
Net asset value, end of period                      $     1.00    $     1.00      $     1.00
                                                    ==========    ==========      ==========
Total return (annualized)                                               3.18%           3.19%
                                                                  ==========      ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                       $   26,564      $   28,726
   Ratios to average net assets (annualized)(BC)
     Expenses                                                           0.65%           0.66%
     Net investment income                                              3.13%           3.14%

A    The Municipal Money Market Fund commenced active operations on November 1,
     1995.

B The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

C Operating results exclude management and administrative services fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.80% and 3.00%, respectively for the year ended October 31, 1996, 0.78% and 3.00%, respectively for the year ended October 31, 1997 and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

                    U.S. GOVERNMENT MONEY MARKET MILEAGE FUND

                                                    ----------------------------------------
                                                               YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          1998         1997           1996(A)
-------------------------------------------------   ----------    ----------      ----------
Net asset value, beginning of period                $     1.00    $     1.00      $     1.00
                                                    ----------    ----------      ----------
Net investment income(B)                                                0.05            0.05
Less dividends from net investment income                              (0.05)          (0.05)
Net asset value, end of period                      $     1.00    $     1.00      $     1.00
                                                    ==========    ==========      ==========
Total return (annualized)                                               5.00%           4.98%
                                                                  ==========      ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                       $   28,791      $   10,638
   Ratios to average net assets (annualized)(B)C
     Expenses                                                           0.62%           0.62%
     Net investment income                                              4.91%           4.82%

A The U.S. Government Money Market Fund commenced active operations on November 1, 1995.

B The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

C Operating results exclude management and administrative services fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.11% and 4.33%, respectively for the year ended October 31, 1996, 0.78% and 4.75%, respectively for the year ended October 31, 1997 and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

ADDITIONAL INFORMATION

     Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 967-9009.

ANNUAL REPORT/SEMI-ANNUAL REPORT                              STATEMENT OF ADDITIONAL INFORMATION
The Funds' Annual and Semi-Annual Reports list each           The SAI contains more details about the Funds and
Fund's actual investments as of the report's date.            their investment policies. The SAI is incorporated
They also include a discussion by the Manager of              in this Prospectus by reference (it is legally part
market conditions and investment strategies that              of this Prospectus). A current SAI is on file with
significantly affected the Funds' performance. The            the Securities and Exchange Commission (SEC).
report of the Funds' independent auditors is included
in the Annual Report.

To obtain more information about the Funds or to request a copy of the documents listed above:

                          BY TELEPHONE:
                          Call (800) 967-9009

                          BY MAIL:
                          American AAdvantage Mileage Funds
                          P.O.  Box 619003, MD5645
                          DFW Airport, TX 75261-9003

                          BY E-MAIL:
                          american_aadvantagefunds@amrcorp.com

                          ON THE INTERNET:
                          Visit our website at www.aafunds.com
                          Visit the SEC website at www.sec.gov

Copies of these documents may also be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009.

                             FUND SERVICE PROVIDERS

       CUSTODIAN                              TRANSFER AGENT
       State Street Bank and Trust Company    National Financial Data Services
       Boston, Massachusetts                  Kansas City, Missouri

       INDEPENDENT AUDITORS                   DISTRIBUTOr
       Ernst & Young LLP                      Brokers Transaction Services, Inc.
       Dallas, Texas                          Dallas, Texas
       Pricewaterhouse Coopers LLP
       Baltimore, Maryland


                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                            SEC File Number 811-9018


American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. American AAdvantage Balanced Mileage Fund, American AAdvantage Growth and Income Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Intermediate Bond Mileage Fund, American AAdvantage Short-Term Bond Mileage Fund, American AAdvantage Small Cap Value Mileage Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund, and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services.

                       STATEMENT OF ADDITIONAL INFORMATION

                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)

                                  MARCH 1, 1999

       The American AAdvantage Balanced Mileage Fundsm (the "Balanced Fund"), American AAdvantage Growth and Income Mileage Fundsm (the "Growth and Income Fund"), American AAdvantage International Equity Mileage Fundsm (the "International Equity Fund"), American AAdvantage S&P 500 Index Mileage Fund (the "S&P 500 Index Fund"), American AAdvantage Intermediate Bond Mileage Fundsm (the "Intermediate Bond Fund"), American AAdvantage Small Cap Value Mileage Fundsm (the "Small Cap Fund"), American AAdvantage Short-Term Bond Mileage Fundsm, formerly known as the American AAdvantage Limited-Term Income Mileage Fund prior to March 1, 1998 (the "Short-Term Bond Fund"), American AAdvantage Money Market Mileage Fundsm (the "Money Market Fund"), American AAdvantage Municipal Money Market Mileage Fundsm (the "Municipal Money Market Fund"), and American AAdvantage U.S. Government Money Market Mileage Fundsm, formerly known as the American AAdvantage U.S. Treasury Money Market Mileage Fund prior to March 1, 1997 (the "U.S. Government Money Market Fund"), (individually, a "Fund" and, collectively, the "Funds") are ten separate investment portfolios of the American AAdvantage Mileage Funds (the "Mileage Trust"), a no load, open-end diversified management investment company organized as a Massachusetts business trust on February 22, 1995. Each Fund constitutes a separate investment portfolio with a distinct investment objective, and distinct purpose and strategy. All Funds consist of one class of shares, except for the Money Market Fund, which consists of two classes of shares to meet the needs of different groups of investors. With respect to the Money Market Fund, this Statement of Additional Information ("SAI") relates only to the Mileage Class.

       Each Fund, except the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective to the investing Fund. The S&P 500 Index Fund invests all of its investable assets in the Equity 500 Index Portfolio, which has an identical investment objective. The Equity 500 Index Portfolio and the portfolios of the AMR Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios." Each Portfolio has an investment objective identical to the investing Fund. The AMR Trust is a separate investment company managed by AMR Investment Services, Inc. (the "Manager"). The Equity 500 Index Portfolio is a separate investment company managed by Bankers Trust Company ("BT").

       This SAI should be read in conjunction with the Prospectus for the Mileage Trust dated March 1, 1999 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 388-3344.

       This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks.....................................................X

Investment Restrictions...........................................................................X

Temporary Defensive Position......................................................................X

Portfolio Turnover................................................................................X

Trustees and Officers of the Mileage Trust and the AMR Trust......................................X

Trustees and Officers of the Equity 500 Index Portfolio...........................................X

Control Persons and 5% Shareholders...............................................................X

Investment Advisory Agreements....................................................................X

Management, Administrative Services and Distribution Fees.........................................X

Other Service Providers...........................................................................X

Portfolio Securities Transactions.................................................................X

Redemptions in Kind...............................................................................X

Net Asset Value...................................................................................X

Tax Information...................................................................................X

Yield and Total Return Quotations.................................................................X

Description of the Mileage Trust..................................................................X

Other Information.................................................................................X

Financial Statements..............................................................................X

Appendix A........................................................................................X


                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the investment strategies described in the Prospectus, the Balanced Fund, the Growth and Income Fund, the International Equity Fund, and the Small Cap Value Fund may:

         Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security (such as Standard & Poor's or Moody's Investor Services, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market. These Funds, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria.

Each Fund may:

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers or the Manager attempt to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust's Board of Trustees ("AMR Trust Board") or the Equity 500 Index Portfolio's Board of Trustees ("Equity 500 Index Portfolio Board"), as appropriate.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Money Market Portfolios will not invest more than 10% (and the other Funds' respective Portfolios will not invest more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board or the Equity 500 Index Portfolio Board, that any
         Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.


                             INVESTMENT RESTRICTIONS

       Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio:

             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

       All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio, the AMR Trust Board and the Equity 500 Index Portfolio Board, it applies equally to each Fund and the Mileage Trust's Board of Trustees ("Board").

PORTFOLIOS OF THE AMR TRUST

       In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

       4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

       5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       6. Issue senior securities, except that the Portfolio may engage in when-issued and forward commitment transactions and the International Equity Portfolio may engage in currency futures and forward currency contracts.

       7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

       8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

       9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

       The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

       The following non-fundamental investment restrictions may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         All Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. A Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

EQUITY 500 INDEX PORTFOLIO

       The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests, as defined above. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.

The Equity 500 Index Portfolio may not:

       1. Borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (1) below. (As an operating policy, the Portfolio may not engage in dollar roll transactions).

       2. Underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in selling a portfolio security.

       3. Make loans to other persons except: (a) through the use of repurchase agreements or the purchase of short-term obligations; or (b) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

       4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities).

       5. Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry.

       6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

       In order to comply with certain statutes and policies the Equity 500 Index Portfolio will not as a matter of operating policy:

       1. Borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's total assets (taken at cost) except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its total assets.

       2. Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

       3. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

       4. Sell any security that it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

       5. Invest for the purpose of exercising control or management.

       6. Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio; and, provided further that, except in the case of merger or consolidation, the Portfolio shall not invest in any other open-end investment company unless the Portfolio (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company).

       7. Invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Equity 500 Index Portfolio Board; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
       (i) is not traded flat or in default as to interest or principal; and
       (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Equity 500 Index Portfolio Board has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Equity 500 Index Portfolio Board has determined that the commercial paper is equivalent quality and is liquid.

       8. Invest more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Equity 500 Index Portfolio Board).

       9. No more than 5% of the Portfolio's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years.

       10. With respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction.

       11. If the Portfolio is a "diversified" fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

       12. Purchase or retain in the Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Equity 500 Index Portfolio, or is an officer or partner of BT, if after the purchase of the securities of such issuer for the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

       13. Invest more than 5% of the Portfolio's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's net assets may be invested in warrants not listed on the NYSE or the AMEX.

       14. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio has no current intention to engage in short selling).

       15. Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's net assets; (c) the securities subject to the exercise of the call written by the Portfolio must be owned by the Portfolio at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put, which is a put of the same series as the one previously written).

       16. Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or, financial futures or options on financial futures unless such options are written by other persons and:
       (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

                          TEMPORARY DEFENSIVE POSITION

       While assuming a temporary defensive position, a Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER

       Following is a list of the Funds' corresponding Portfolios exhibiting significant variation in the portfolio turnover rate for the fiscal years ended October 31, 1997 and 1998.

Portfolio                                      1997              1998
---------                                      ----              ----
   Balanced                                     105%                 %
   Short-Term Bond                              282%                 %

       High portfolio turnover can increase a Fund's transaction costs and generate additional capital gains or losses. The high portfolio turnover rate for the Balanced Portfolio for 1997 was due to an unusually large redemption in the Balanced Fund. The portfolio turnover rate for the Short-Term Bond Fund may continue to exceed 100% due to the active style in which the portfolio is managed in response to changes in market conditions.

          TRUSTEES AND OFFICERS OF THE MILEAGE TRUST AND THE AMR TRUST

       The Board provides broad supervision over the Mileage Trust's affairs. The Manager is responsible for the management of Mileage Trust's assets, and the Mileage Trust's officers are responsible for the Mileage Trust's operations. The Trustees and officers of the Mileage Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.


                                          POSITION WITH
NAME, AGE AND ADDRESS                     EACH TRUST                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                     -------------             ----------------------------------------
William F. Quinn* (51)                    Trustee and               President,  AMR Investment Services, Inc. (1986-Present);
                                          President                 Chairman,  American  Airlines  Employees  Federal  Credit
                                                                    Union  (1989-Present);   Trustee,   American  Performance
                                                                    Funds (1990-July  1994);  Director,  Crescent Real Estate
                                                                    Equities,  Inc.  (1994  -  Present);   Trustee,  American
                                                                    AAdvantage Funds (1987 - Present).

Alan D. Feld(61)                          Trustee                   Partner,   Akin,  Gump,   Strauss,   Hauer  &  Feld,  LLP
1700 Pacific Avenue Suite 4100                                      (1960-Present)#;  Director,  Clear Channel Communications
Dallas, Texas  75201                                                (1984-Present);  Director,  CenterPoint Properties,  Inc.
                                                                    (1994-Present);   Trustee,   American   AAdvantage  Funds
                                                                    (1996-Present).

Ben J. Fortson (66)                       Trustee                   President  and CEO,  Fortson Oil Company  (1958-Present);
301 Commerce Street                                                 Director,    Kimbell   Art   Foundation   (1964-Present);
Suite 3301                                                          Director,  Burnett  Foundation  (1987-Present);  Honorary
Forth Worth, Texas  76012                                           Trustee,   Texas  Christian  University   (1986-Present);
                                                                    Trustee, American AAdvantage Funds (1996-Present).

John S. Justin (82)                       Trustee                   Chairman and Chief Executive Officer,  Justin Industries,
2821 West Seventh Street                                            Inc.  (a  diversified  holding  company)  (1969-Present);
Fort Worth, Texas  76107                                            Executive Board Member,  Blue Cross/Blue  Shield of Texas
                                                                    (1985-Present); Board Member, Zale Lipshy Hospital (1993-
                                                                    Present); Trustee, Texas Christian University (1980-
                                                                    Present); Director and Executive Board Member, Moncrief
                                                                    Radiation Center (1985-Present); Director, Texas New Mexico
                                                                    Enterprises (1984-1993); Director, Texas New Mexico Power
                                                                    Company (1979-1993); Trustee, American AAdvantage Funds
                                                                    (1989-Present).

Stephen D. O'Sullivan (63)                Trustee                   Consultant (1994-Present);  Vice President and Controller
                                                                    (1985- 1994), American Airlines, Inc.; Trustee,  American
                                                                    AAdvantage Funds (1987-Present).

                                          POSITION WITH
NAME, AGE AND ADDRESS                     EACH TRUST                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                     -------------             ----------------------------------------
Roger T. Staubach (56)                    Trustee                   Chairman of the Board and Chief Executive  Officer of The
6750 LBJ Freeway                                                    Staubach  Company  (a  commercial  real  estate  company)
Dallas, Texas 75240                                                 (1982-Present);     Director,     Halliburton     Company
                                                                    (1991-Present);     Director,    Brinker    International
                                                                    (1993-Present);  Director, International Home Foods, Inc.
                                                                    (1997-Present);  National  Advisory Board,  The Salvation
                                                                    Army; Trustee,  Institute for Aerobics Research;  Member,
                                                                    Executive Council, Daytop/Dallas;  Member, National Board
                                                                    of Governors,  United Way of America;  former quarterback
                                                                    of  the  Dallas  Cowboys   professional   football  team;
                                                                    Trustee, American AAdvantage Funds (1995-Present).

Kneeland Youngblood (42)                  Trustee                   President,   Youngblood  Enterprises,   Inc.  (a  private
2305 Cedar Springs Road                                             business   management  firm)   (1983-Present);   Trustee,
Suite 401                                                           Teachers  Retirement  System  of  Texas   (1993-Present);
Dallas, Texas  75201                                                Director,    United   States    Enrichment    Corporation
                                                                    (1993-Present), Director, Just For the Kids (1995-Present);
                                                                    Director, Starwood Financial Trust (1998-Present); Member,
                                                                    Council on Foreign Relations (1995-Present); Trustee, American
                                                                    AAdvantage Mileage Funds (1996-Present).

Nancy A. Eckl (36)                        Vice President            Vice   President,    AMR   Investment   Services,    Inc.
                                                                    (1990-Present).

Michael W. Fields (45)                    Vice President            Vice   President,    AMR   Investment   Services,    Inc.
                                                                    (1988-Present).

Barry Y. Greenberg (35)                   Vice President and        Vice  President,  Legal and  Compliance,  AMR  Investment
                                          Assistant Secretary       Services,  Inc.  (1995-Present);  Branch Chief (1992-June
                                                                    1995),  and Staff  Attorney  (1988-1992),  Securities and
                                                                    Exchange Commission.

Rebecca L. Harris (32)                    Treasurer                 Vice  President,   Finance   (1995-Present),   Controller
                                                                    (1991- 1995), AMR Investment Services, Inc.

John B. Roberson (40)                     Vice President            Vice   President,    AMR   Investment   Services,    Inc.
                                                                    (1991-Present).

Robert J. Zutz (46)                       Secretary                 Partner, Kirkpatrick & Lockhart LLP (law firm)
1800 Massachusetts Ave., NW
Washington, D.C. 20036

* Mr. Quinn, by virtue of his current position with the Manager, is deemed to be an "interested person" of the Mileage Trust and the AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager of AMR Corporation.

       All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

       As compensation for their service to the Mileage Trust and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Mileage Trust and the AMR Trust do not pay for these travel arrangements. However, the Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. The Trusts compensate Mr. O'Sullivan annually up to $10,000 to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1998.

                                                                                                        Total Compensation
                                        Aggregate        Pension or Retirement                            From American
                                      Compensation      Benefits Accrued as Part    Estimated Annual     AAdvantage Funds
                                        From the                 of the              Benefits Upon            Complex
Name of Trustee                          Trust              Trust's Expenses           Retirement           (27 Funds)
---------------                       ------------      ------------------------    ----------------    ------------------
William F. Quinn                         $     0                   $0                      $0                 $     0
John S. Justin                           $   225                   $0                      $0                 $   901
Alan D. Feld                             $15,962                   $0                      $0                 $63,850
Ben J. Fortson                           $ 6,802                   $0                      $0                 $27,709
Stephen D. O'Sullivan                    $   493                   $0                      $0                 $ 1,973
Roger T. Staubach                        $ 8,269                   $0                      $0                 $33,076
Kneeland Youngblood                      $ 9,525                   $0                      $0                 $38,099


             TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

         The Equity 500 Index Portfolio Board oversees the activities of the Equity 500 Index Portfolio and reviews contractual arrangements with companies that provide services to the Portfolio. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer is c/o Edgewood Services, Inc., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

                                       POSITION WITH
                                       EQUITY 500 INDEX
NAME, AGE AND ADDRESS                  PORTFOLIO                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  -------------------       ----------------------------------------
Charles P. Biggar (67)                 Trustee                   Retired;   Director  of  Chase/NBW   Bank  Advisory   Board;
12 Hitching Post Lane                                            Director,  Batemen,  Eichler,  Hill Richards Inc.;  formerly
Chappaqua, NY  10514                                             Vice  President  of  International   Business  Machines  and
                                                                 President of the National Services and the Field Engineering
                                                                 Divisions of IBM.

S. Leland Dill (67)                    Trustee                   Retired;    Director,    Coutts   Group,   Coutts   (U.S.A.)
5070 North Ocean Drive                                           International,  and Coutts Trust  Holdings  Ltd.;  Director,
Singer Island, FL  33404                                         Zweig Series Trust;  formerly  Partner of KPMG Peat Marwick;
                                                                 Director,   Vinters   International  Company  Inc.;  General
                                                                 Partner of Pemco (an  investment  company  registered  under the 1940 Act).

Philip Saunders, Jr. (62)              Trustee                   Principal,  Philip Saunders Associates (Consulting);  former
445 Glen Road                                                    Director of Financial Industry  Consulting,  Wolf & Company;
Weston, MA  02193                                                President,  John  Hancock  Home  Mortgage  Corporation;  and
                                                                 Senior Vice President of Treasury and Financial Services,
                                                                 John Hancock Mutual Life Insurance Company, Inc.

                                       POSITION WITH
                                       EQUITY 500 INDEX
NAME, AGE AND ADDRESS                  PORTFOLIO                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  -------------------       ----------------------------------------
Ronald M. Petnuch (38)                 President and Treasurer   Senior Vice President,  Federated  Services Company ("FSC");
                                                                 formerly Director of Proprietary Client Services,  Federated
                                                                 Administrative   Services  ("FAS")  and  formerly  Associate
                                                                 Corporate Counsel, Federated Investors ("FI").

Charles L. Davis, Jr. (37)             Vice President and        Vice President, FAS.
                                       Assistant Treasurer

Jay S. Neuman (47)                     Secretary                 Corporate Counsel, FI.

       No person who is an officer or director of BT is an officer or Trustee of the Equity 500 Index Portfolio. No director, officer or employee of Edgewood Services, Inc. ("Edgewood") or any of its affiliates will receive any compensation from the Equity 500 Index Portfolio for serving as an officer or Trustee of the Equity 500 Index Portfolio. The Portfolio and certain other investment companies advised by BT (the "BT Funds Complex") collectively pay each Trustee who is not a director, officer or employee of BT, Edgewood, or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. For the years ended December 31, 1997 and 1998, the Equity 500 Index Portfolio incurred Trustees fees equal to $2,723 and $XXXX, respectively.

       The following table reflects fees paid to the Trustees of the Equity 500 Index Portfolio for their services to that Portfolio and to certain other investment companies advised by BT (the "BT Fund Complex") for the year ended December 31, 1998.

                                                                     TOTAL COMPENSATION FROM
                                   AGGREGATE COMPENSATION               BT FUNDS COMPLEX
                                       FROM THE EQUITY                  PAID TO TRUSTEES
NAME OF TRUSTEE                      500 INDEX PORTFOLIO                   (27 FUNDS)
---------------                    ----------------------            -----------------------
Charles P. Biggar                          $XXX.XX                           $XX,XXX
S. Leland Dill                             $XXX.XX                           $XX,XXX
Philip Saunders, Jr.                       $XXX.XX                           $XX,XXX


                       CONTROL PERSONS AND 5% SHAREHOLDERS

       The following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 1999 The effect of their control is:

American AAdvantage Short-Term Bond Mileage Fund

American AAdvantage U.S. Government Money Market Mileage Fund


       In addition, the following persons own 5% or more of the outstanding shares of a Fund or Class as of January 31, 1999:

American AAdvantage Growth and Income Mileage Fund

American AAdvantage International Equity Mileage Fund

American AAdvantage Short-Term Bond Mileage Fund

American AAdvantage Municipal Money Market Mileage Fund

American AAdvantage U.S. Government Money Market Mileage Fund

                         INVESTMENT ADVISORY AGREEMENTS

       To the extent that the Funds invest all of their investable assets in a corresponding portfolio of the AMR Trust, investment advisers receive a fee on behalf of the Portfolio, and not the corresponding Fund. The following table reflects the fees paid to the investment advisers from the AMR Trust for the fiscal years ending October 31, 1996, 1997 and 1998:

                                                      Investment Advisory      Investment Advisory      Investment Advisory
                     Adviser                             Fees for 1996            Fees for 1997            Fees for 1998
                     -------                          -------------------      -------------------      -------------------
Barrow, Hanley Mewhinney & Strauss, Inc.                   $  862,335                $1,052,749                 $
Brandywine Asset Management, Inc.                          $  297,073                $  857,875                 $
GSB Investment Management, Inc.                            $  575,720                $  804,221                 $
Hotchkis and Wiley                                         $1,327,731                $1,607,851                 $
Independence Investment Associates, Inc.                   $  893,078                $1,110,438                 $
Morgan Stanley Asset Management                            $  504,731                $  885,253                 $
Templeton Investment Counsel, Inc.                         $  410,013                $  669,848                 $

       Under the terms of the Equity 500 Index Portfolio's Investment Advisory Agreement with BT, BT manages the Equity 500 Index Portfolio subject to the supervision and direction of the Equity 500 Index Portfolio Board. BT has agreed to: (1) act in strict conformity with the Equity 500 Index Portfolio's Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (2) manage the Equity 500 Index Portfolio in accordance with the Portfolio's investment objective, restrictions and policies; (3) make investment decisions for the Equity 500 Index Portfolio; and (4) place purchase and sale orders for securities and other financial institutions on behalf of the Equity 500 Index Portfolio.

       BT bears all expenses in connection with the performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of BT, Edgewood, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.

       For the years ended December 31, 1996, 1997 and 1998, BT earned $1,505,963, $2,430,147 and $XXX,XXX, respectively, as compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same periods, BT reimbursed $870,024, $1,739,490 and $XXX,XXX, respectively, to the Equity 500 Index Portfolio to cover expenses.

       BT may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. BT has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Equity 500 Index Portfolio, BT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Equity 500 Index Portfolio is a customer of BT, its parent or its subsidiaries or affiliates and, in dealing with its customers, BT, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by BT or any such affiliate.

       Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

       Brokers Transaction Services, Inc. ("BTS"), located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares and, as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the Trust and the American AAdvantage Mileage Funds.


            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

       The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

               o  complying with reporting requirements;
               o  corresponding with shareholders;
               o maintaining internal bookkeeping, accounting and auditing services and records; and
               o supervising the provision of services to the Trusts by third parties.

       In addition to its oversight of the investment advisers, the Manager invests the portion of Fund assets which the investment advisers determine to be allocated to high quality short-term debt obligations.

       Management fees for the fiscal years ended October 31 were approximately as follows: 1996, $10,853,000 of which approximately $5,403,000 was paid by the Manager to the other investment advisers; 1997, $13,730,443 of which $7,061,014 was paid by the Manager to the other investment advisers and 1998, $XX,XXX,XXX of which approximately $X,XXX,XXX was paid by the Manager to the other investment advisers. Management fees in the amount of approximately $44,000, $7,309 and $X,XXX were waived by the Manager during the fiscal years ended October 31, 1996, 1997 and 1998.

         Under the Management Agreement, the Manager presently monitors the services provided by BT to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interest of the S&P 500 Index Fund's shareholders to withdraw its investment from the Equity 500 Index Portfolio, the Manager would become responsible for directly managing the assets of the S&P 500 Index Fund. In such event, the Fund would pay the Manager an annual fee of up to 0.10% of the Fund's average net assets, accrued daily and paid monthly.

       In addition to the management fee, the Manager is paid a fee for providing administrative and management services (other than investment advisory services) to the Funds. Such fees for the fiscal years ended October 31, 1996, 1997 and 1998 were approximately $95,944, $275,120 and $XXX,XXX, respectively.

       Also as described more fully in the Prospectus, the Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid by each Fund 0.25% per annum of the average daily net assets of each Fund for distribution-related services. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 1996 and 1997 were approximately $188,590 and $470,306, respectively.

       The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31, 1997 and 1998 were approximately $81,113 and $XXX,XXX.

       BT provides administrative services to the Equity 500 Index Portfolio. Under the administration and services agreement between the Equity 500 Index Portfolio and BT, BT is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. BT generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in BT's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

       Pursuant to a sub-administration agreement between BT and Federated Services Company ("Federated") (the "Sub-Administration Contract"), Federated performs such sub-administration duties for the Equity 500 Index Portfolio as from time to time may be agreed upon by BT and Federated. The Sub-Administration Contract provides that Federated will receive such compensation as from time to time may be agreed upon by Federated and BT. All such compensation will be paid by BT.

       For the years ended December 31, 1996, 1997 and 1998, BT earned, $752,981, $1,215,073 and $XXX,XXX, respectively, as compensation for administrative and other services provided to the Equity 500 Index Portfolio.


                             OTHER SERVICE PROVIDERS

         The transfer agent for the Trust is State Street Bank & Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. Bankers Trust Company, New York, NY, serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio. The independent auditor for the Funds (except as noted otherwise) and the AMR Trust is Ernst & Young LLP, Dallas, Texas. The independent auditor for the S&P 500 Index Fund and the Equity 500 Index Portfolio is PricewaterhouseCoopers LLP, Baltimore, Maryland.


                        PORTFOLIO SECURITIES TRANSACTIONS


       Each investment adviser will place its own orders to execute securities transactions which are designed to implement the applicable Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, as appropriate, an investment adviser of a Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Portfolio's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Portfolio's cash flows. High portfolio activity increases a Portfolio's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

       The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

       BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Equity 500 Index Portfolio are placed by BT with broker-dealers and other financial intermediaries that it selects, including those affiliated with BT. A BT affiliate will be used in connection with a purchase or sale of an investment for the Equity 500 Index Portfolio only if BT believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Equity 500 Index Portfolio will not invest in obligations for which BT or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of BT.

       In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Mileage Trust (or American AAdvantage Funds') shares by such broker or the servicing of Mileage Trust (or American AAdvantage Funds') shareholders by such broker, and other information provided to the applicable Portfolio, to the Manager and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment advisers are also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction that exceeds the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion.

       For the fiscal years ended October 31, 1996, 1997 and 1998, the following brokerage commissions were paid by the corresponding Portfolios.

        Portfolio                   1996           1997          1998
        ----------               ----------     -----------   -----------
        Balanced                 $  503,947     $   562,493        $
        Growth and Income        $  956,767     $ 1,192,792        $
        International Equity     $  544,844     $   956,160        $
        Intermediate Bond*       N/A            $         0        $
        Short-Term Bond          $        0     $         0        $0
        Money Market Funds       $        0     $         0        $0

       *The Intermediate Bond Portfolio commenced operations on September 15, 1997.

       The commissions listed above were paid by the corresponding Portfolios of the AMR Trust. Shareholders of the Funds bear only their pro-rata portion.

       For the fiscal years ended December 31, 1996, 1997 and 1998 the Equity 500 Index Portfolio paid the following brokerage commissions: $289,791, $341,058 and $XXX,XXX. The S&P 500 Index Fund was not operational prior to March 1, 1998. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of brokerage commissions.

       The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the AMR Trust Board, or the Equity 500 Index Portfolio Board, an investment adviser of a Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

       During the fiscal year ended October 31, 1996, the following commissions were paid to affiliated brokers:

Portfolio                    Broker                     Affiliated With                                   Commission
---------                    -------                    ---------------                                   ----------
Balanced                     Sutro & Company            Independence Investment Associates                 $    125
Growth and Income            Sutro & Company            Independence Investment Associates                 $  2,750
International Equity         Fleming Martin             Rowe-Price Fleming International, Inc.             $  2,142
International Equity         Jardine Fleming            Rowe-Price Fleming International, Inc.             $  1,002
International Equity         Ord Minnett                Rowe-Price Fleming International, Inc.             $  2,051
International Equity         Robert Fleming & Co.       Rowe-Price Fleming International, Inc.             $ 20,129
International Equity         Morgan Stanley Intl.       Morgan Stanley Asset Management Inc.               $  3,892

       The percentages of total commissions of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio paid to affiliated brokers in 1996 were 0.02%, 0.29% and 2.68%, respectively. The transactions represented 0.03% of the Balanced Portfolio, 0.25% of the Growth and Income Portfolio and 2.2% of the International Equity Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1996.

       During the fiscal year ended October 31, 1997, the following commissions were paid to affiliated brokers:

Portfolio                    Broker                     Affiliated With                                   Commission
---------                    -------                    ---------------                                   ----------
Balanced                     Merrill Lynch & Co.        Hotchkis and Wiley                                 $105,166
Growth and Income            Merrill Lynch & Co.        Hotchkis and Wiley                                 $ 43,886
International Equity         Jardine Fleming            Rowe-Price Fleming International, Inc.             $  3,260
International Equity         Ord Minnett                Rowe-Price Fleming International, Inc.             $ 13,141
International Equity         Robert Fleming & Co.       Rowe-Price Fleming International, Inc.             $ 81,109
International Equity         Morgan Stanley Intl.       Morgan Stanley Asset Management Inc.               $  5,413
International Equity         Merrill Lynch & Co.        Hotchkis and Wiley                                 $ 13,141

       The percentages of total commissions of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio paid to affiliated brokers in 1997 were 8.82%, 7.80% and 16.04%, respectively. The transactions represented 5.75% of the Balanced Portfolio, 6.20% of the Growth and Income Portfolio and 9.2% of the International Equity Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1997.

       During the fiscal year ended October 31, 1998, the following commissions were paid to affiliated brokers:

Portfolio                    Broker                     Affiliated With                                   Commission
---------                    -------                    ---------------                                   ----------





       In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of BT's other clients. Investment decisions for the Equity 500 Index Portfolio and for BT's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.


                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90 day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.


                                 NET ASSET VALUE

       It is the policy of the Money Market Fund, the Municipal Money Market Fund and the U.S. Government Money Market Fund (collectively the "Money Market Funds") to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "D-1" by Duff & Phelps and "F-1" by Fitch IBCA, Inc., and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poors and "P-2" by Moody's Investors Service, Inc. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

       To qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

     o (Degree) Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity Fund) foreign currencies, or certain other income, including (in the case of the International Equity Fund) gains from futures or forward contracts ("Income Requirement");

     o (Degree) Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

     o (Degree) Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and, in the case of the International Equity Fund, net gains from foreign currency transactions) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Code.

       Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies all the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

       TAXATION OF THE PORTFOLIOS

       Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

       Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1)gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from a Fund's cash assets, if any, or the proceeds of redemption of a portion of a Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). A Portfolio might realize capital gains or losses from any such sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss

       If the Balanced, the Growth and Income, the International Equity, or the Small Cap Portfolio acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund"; however, the requirements for that election are difficult to satisfy. These Portfolios currently do not intend to acquire securities that are considered PFICs.

       Hedging strategies, such as entering into forward contracts and selling and purchasing futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the International Equity Portfolio and the Equity 500 Index Portfolio realize in connection therewith. The International Equity Fund's share of its Portfolio's (1) income from foreign currencies (except certain gains that may be excluded by future regulations) and (2) income from transactions in futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will qualify as allowable income for that Fund under the Income Requirement. Similarly, the S&P 500 Index Fund's share of the Equity 500 Index Portfolio's income from options and futures derived with respect to its business of investing securities will so qualify for that Fund.

       Dividends and interest received by the International Equity Portfolio ,and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

TAXATION OF THE FUNDS' SHAREHOLDERS

       Distributions by the Municipal Money Market Fund of the amount by which the Fund's share of its corresponding Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Fund as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Municipal Money Market Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Municipal Money Market Portfolio's assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. The Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code.

       Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

       Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

       If more than 50% of the value of the International Equity Fund's total assets (including its share of the International Equity Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign and U.S. possessions income taxes paid by the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the International Equity Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective share of the Portfolio's income from foreign and U.S. possessions sources and the taxes paid by the Portfolio to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

       The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


                        YIELD AND TOTAL RETURN QUOTATIONS

       The Funds commenced operations on November 1, 1995, and thus have limited past performance. For purposes of advertising performance, and in accordance with Securities and Exchange Commission staff interpretations, for periods prior to November 1, 1995, the Funds have adopted the performance of the Mileage Class of the American AAdvantage Funds, an open-end management investment company with ten series, nine of which each have an identical investment objective to one of the Funds and its corresponding Portfolio. The Manager and the investment advisers described in the Prospectus also provide investment management services to the American AAdvantage Funds. Like the Funds, each series of the American AAdvantage Funds invests all of its investable assets in a corresponding Portfolio of the AMR Trust. Performance of the Funds will be different than that of the American AAdvantage Funds due to the different expense structures between the Funds and the American AAdvantage Funds.

       A quotation of yield on shares of the Money Market Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Money Market Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

       The yields of the Money Market Funds may be calculated in one of two ways:

       (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return." The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund (or to a particular class of the Money Market Fund). In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

       (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a class of a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)365/7 ] - 1

       The current and effective yields for the Funds are as follows:

                                                                              Current yield for the   Effective yield for the
               American AAdvantage                  Current daily yield as   seven-day period ended    seven-day period ended
                 Mileage Funds:                      of October 31, 1998        October 31, 1998          October 31, 1998
               -------------------                  ----------------------   ----------------------   -----------------------
Money Market Fund (1)                                       X.XX%                     X.XX%                    X.XX%
Municipal Money Market Fund (2)                             X.XX%                     X.XX%                    X.XX%
U.S. Government Money Market Fund (3)                       X.XX%                     X.XX%                    X.XX%

       (1) Prior to fee waivers, the current daily yield, current seven day yield, and effective yield for the Money Market Fund would have been X.XX%, X.XX% and X.XX%.

       (2) Prior to fee waivers, the current daily yield, current seven day yield, and effective yield for the Municipal Money Market Fund would have been X.XX%, X.XX% and X.XX%.

       (3) Prior to fee waivers, the current daily yield, current seven day yield, and effective yield for the U.S. Government Money Market Fund would have been X.XX%, X.XX% and X.XX%.

       The Municipal Money Market Fund also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

      CURRENT YIELD/(1-APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

    EFFECTIVE YIELD/(1-APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

       Based on these formulas, the current and effective tax-equivalent yields for the Municipal Money Market Fund for the seven day period ending October 31, 1998 were X.XX% and X.XX%, respectively (based upon a 39.6% personal tax rate). Prior to fee waivers, the current and effective tax-equivalent yields for the Municipal Money Market Fund for the seven day period ending October 31, 1998 would have been X.XX% and X.XX%, respectively.

       The advertised yields for the Variable NAV Funds (as defined in the prospectus) are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the Fund in proportion to the 30-day (or one month) period and the weighted average size of an account in that Fund by the maximum offering price per share of the Fund on the last day of the period, according to the following formula:

                                               6
                            YIELD = 2{(A- B +1) - 1}
                                       ----
                                       CD

where, with respect to a particular Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the Fund; "c" is the average daily number of Fund shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per Fund share on the last day of the period. Based on this formula, the 30-day yield for the period ended October 31, 1998 was X.XX% for the Intermediate Bond Fund and X.XX% for the Short-Term Bond Fund.

       The Intermediate Bond Fund and Short-Term Bond Fund also may advertise a monthly distribution rate. The distribution rate gives the return of the Fund based solely on the dividend payout to that Fund if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated from the following formula:

                     MONTHLY DISTRIBUTION RATE = A/P*(365/N)

where, with respect to the Fund, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "n" is the number of days in the month. Based on this formula, the monthly distribution rate for the month of October 1998 was X.XX% for the Intermediate Bond Fund and X.XX% for Short-Term Bond Fund. The "monthly distribution rate" is a non-standardized performance calculation and when used in an advertisement will be accompanied by the appropriate standardized SEC calculations.

       The advertised total return for a Fund would be calculated by equating an initial amount invested in a Fund to the ending redeemable value, according to the following formula:

                                         N
                                 P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

       Based on this formula, annualized total returns were as follows for the periods and the Funds indicated:

                                                                                                 For the period from
                                              For the            For the           For the         commencement of
                                             one-year           five-year          ten-year       active operations
                                           period ended       period ended       period ended          through
                                           October 31,        October 31,        October 31,         October 31,
                                              1998(1)          1998(1)(2)          1998(1)            1998(1)(3)
                                           ------------       ------------       ------------    -------------------
   Balanced Fund
   Growth and Income Fund
   International Equity Fund                                                        N/A(2)
   S&P500 Index Fund                                             N/A(2)             N/A(2)              N/A(2)
   Intermediate Bond Fund                                        N/A(2)             N/A(2)              N/A(2)
   Short-Term Bond Fund                                                             N/A(2)
   Money Market Fund-Mileage Class
   Municipal Money Market Fund                                   N/A(2)             N/A(2)
   U.S. Government Money Market Fund                                                N/A(2)

(1) The Institutional Class is the initial class for each American AAdvantage Fund except the S&P 500 Index Fund. Except for the S&P 500 Index Fund, performance represents the total returns achieved by the Institutional Class of the American AAdvantage Funds from the inception date of each Fund up to the inception date of the Mileage Class of each American AAdvantage Fund, returns of the Mileage Class of each American AAdvantage Fund since the inception of the Class and returns of the Funds since their November 1, 1995 inception. Expenses of the Funds are different from those of the Mileage and Institutional Classes of each American AAdvantage Fund and therefore total returns for the Funds would vary from the returns shown had they been in operation since inception of the American AAdvantage Funds. See Appendix A for historical performance of the S&P 500 Composite Price Index. A portion of the fees of the Balanced, the Growth and Income, the International Equity, the Short-Term Income, the Money Market, the Municipal Money Market and the U.S. Government Money Market Funds has been waived since their 11/1/95 inception.

(2) The Fund was not operational during this period.

(3) The Inception dates are as follows:

                                               American AAdvantage Funds              American AAdvantage Mileage Funds
                                               -------------------------              ---------------------------------
                                        Institutional Class      Mileage Class
                                        -------------------      -------------
Balanced                                      7/17/87              8/1/94                           11/1/95
Growth and Income                             7/17/87              8/1/94                           11/1/95
International Equity                           8/7/91              8/1/94                           11/1/95
Short-Term Bond                               12/3/87              8/1/94                           11/1/95
Money Market                                   9/1/87             11/1/91                           11/1/95
Municipal Money Market                       11/10/93            11/10/93                           11/1/95
U.S. Government Money Market                   3/2/92             11/1/93                           11/1/95


       Each class of a Fund also may use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

       Each Fund may give total returns from inception using the date when the current managers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

       In reports or other communications to shareholders or in advertising material, each Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times", "Barrons" and the "Wall Street Journal." Each Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

       Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

       Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments, such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

       From time to time, the Manager may use contests as a means of promoting the American AAdvantage Mileage Funds. Prizes may include free air travel and/or hotel accommodations. Listing for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."

                        DESCRIPTION OF THE MILEAGE TRUST

       The Mileage Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Mileage Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Mileage Trust and provides for indemnification and reimbursement of expenses out of Mileage Trust property for any shareholder held personally liable for the obligations of the Mileage Trust. The Declaration of Trust also provides that the Mileage Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Mileage Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Mileage Trust itself was unable to meet its obligations. The Mileage Trust has not engaged in any other business.

       The corresponding Portfolios of the Balanced, the Growth and Income, the International Equity, the Small Cap Value and the Intermediate Bond and Short-Term Bond Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each adviser is carefully chosen by the Manager through a rigorous screening process.


                                OTHER INFORMATION

       American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

       Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

       Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Cover-Transactions using forward contracts, future contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

       Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

       Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

       Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them.
There are a range of risks associated with those uses.

       Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

       Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The corresponding Portfolio of the International Equity Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

       Forward contracts may serve as long hedges -- for example, the Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward contracts also may serve as short hedges -- for example, the Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The Manager may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the Manager believes will bear a positive correlation to the value of the currency being hedged.

       The cost to the Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

       Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

       The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, the Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

       Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Only currency futures will be permitted in the corresponding Portfolio of the International Equity Fund. Futures contracts will be traded for the same purposes as entering into forward contracts

       The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

       No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

       Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

       Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

       Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

       Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

       If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

       To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC"), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts.

       Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high grade liquid debt securities.

       The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

       In addition, futures contracts entail risks. Although an investment adviser believes that use of such contracts will benefit a particular Portfolio, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract.

       General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

       Illiquid Securities - Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

       Index Futures Contracts and Options on Index Futures Contracts-The Equity 500 Index Portfolio may invest in index futures contracts, options on index futures contracts and options on securities indices.

           Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

           At the same time a futures contract on the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or the "Index") is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

           Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

           The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

           The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

           The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

           The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolio may maintain maximum equity exposure. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

           Futures Contracts on Stock Indices-The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio.

           In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

           Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in worse overall performance than if a Futures Contract had not been entered into.

           Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolio. The Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Portfolio's total assets.

           Options on Securities Indices-The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price or the Index pursuant to call and put options written by the Portfolio.

           By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

           The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

           When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

           The Portfolio has adopted certain other nonfundamental policies concerning index option transactions that are discussed above. The Portfolio's activities in index options also may be restricted by the requirements of the Code, for qualification as a RIC.

           The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

           Because options on securities indices require settlement in cash, BT may be forced to liquidate portfolio securities to meet settlement obligations.

           Options on Stock Indices-The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

           Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

       Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, to vote proxies.

       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

       Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

       (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

       (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

       (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

       (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

       Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

       Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

       Duff & Phelps' four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

       Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

       Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

       Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

       Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

       Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

       Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

       Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

       Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the AMR Trust Board, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

       Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

       Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

       Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

       The AMR Trust Board, the Equity 500 Index Portfolio Board and the applicable investment adviser will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

       Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

       Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

       U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

       U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

       Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

       U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

       When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.


                              FINANCIAL STATEMENTS

       The Mileage Trust's Annual Report to Shareholders for the period ended October 31, 1998 and the S&P 500 Index Fund's Annual Report to Shareholders for the period ended December 31, 1998 are supplied with the Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

                                   APPENDIX A

       The following table shows the performance of the S&P 500 Composite Stock Price Index for the periods indicated. Stock prices fluctuated widely during the periods but were higher at the end than at the beginning. The results shown should not be considered as a representation of the income or capital gain or loss that may be generated by the Index in the future or should this be considered a representation of the past or future performance of the S&P 500 Index Fund.


         YEAR        TOTAL RETURN          YEAR       TOTAL RETURN          YEAR        TOTAL RETURN
         ----        ------------          ----       ------------          ----        ------------
         1998                    %         1973             (14.66)%        1948               5.50%
         1997               33.26%         1972              18.98%         1947               5.71%
         1996               23.03%         1971              14.31%         1946              (8.07)%
         1995               37.49%         1970               4.01%         1945              36.44%
         1994                1.32%         1969              (8.51)%        1944              19.75%
         1993                9.99%         1968              11.06%         1943              25.90%
         1992                7.67%         1967              23.98%         1942              20.34%
         1991               30.55%         1966             (10.06)%        1941             (11.59)%
         1990               (3.17)%        1965              12.45%         1940              (9.78)%
         1989               31.49%         1964              16.48%         1939              (0.41)%
         1988               16.81%         1963              22.08%         1938              31.12%
         1987                5.23%         1962              (8.73)%        1937             (35.03)%
         1986               18.47%         1961              26.89%         1936              33.92%
         1985               32.16%         1960               0.47%         1935              47.67%
         1984                6.27%         1959              11.96%         1934              (1.44)%
         1983               22.51%         1958              43.36%         1933              53.99%
         1982               21.41%         1957             (10.78)%        1932              (8.19)%
         1981               (4.91)%        1956               6.56%         1931             (43.34)%
         1980               32.42%         1955              31.56%         1930             (24.90)%
         1979               18.44%         1954              52.62%         1929              (8.42)%
         1978                6.56%         1953              (0.99)%        1928              43.61%
         1977               (7.18)%        1952              18.73%         1927              37.49%
         1976               23.84%         1951              24.02%         1926              11.62%
         1975               37.20%         1950              31.71%
         1974              (26.47)%        1949              18.79%

[AMERICAN AADVANTAGE FUNDS LOGO]                       [AMERICAN AADVANTAGE
      -PLATINUM CLASS(SM)-                              MILEAGE FUNDS LOGO]
                                                       - Platinum Class(sm) -

Money Market Fund                                    Money Market Mileage Fund
Municipal Money Market Fund
U.S. Government Money Market Fund







PROSPECTUS

March 1, 1999












Managed by AMR Investment Services, Inc.





THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THESE FUNDS. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

ABOUT THE FUNDS

                         Overview..............................................X

                         Money Market Fund....................................XX

                         Municipal Money Market Fund..........................XX

                         U.S. Government Money Market Fund....................XX

                         Money Market Mileage Fund............................XX

                         The Manager..........................................XX

                         Investment Advisers..................................XX

                         Valuation of Shares..................................XX

ABOUT YOUR INVESTMENT
                         Purchase and Redemption of Shares....................XX

                         Distributions and Taxes..............................XX

                         AAdvantage(R) Miles..................................XX

ADDITIONAL INFORMATION

                         Distribution of Fund Shares..........................XX

                         Master-Feeder Structure..............................XX

                         Financial Highlights.................................XX

                         Additional Information...............................XX

ABOUT THE FUNDS


OVERVIEW

         The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

         The AAdvantage Funds and Mileage Funds (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

AMERICAN AADVANTAGE MONEY MARKET FUND

INVESTMENT OBJECTIVE

         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES

         The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

         The Fund will only buy securities with the following credit qualities:

         o rated in the highest short-term categories by two rating organizations , such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,

         o rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

         o unrated securities that are determined to be of equivalent quality by the Manager.

         The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

         o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

         o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE

         o   This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal

         o   desire regular, monthly income from a highly liquid investment

         o require a short-term vehicle for cash when making long-term investment decisions

         o seek a rate of return that is potentially higher than certificates of deposit or savings accounts

HISTORICAL PERFORMANCE

         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper Money Market Instrument Average, an average of XX retail money market fund returns as of December 31, 1998. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


                                    [GRAPH]


   Highest Quarterly Return from 1/1/89 through 12/31/98         X Quarter 19XX                 X.XX%
   Lowest Quarterly Return from 1/1/89 through 12/31/98          X Quarter 19XX                 X.XX%


                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                            1 Year           5 Years           10 Years
                                                            ------           -------           --------
   Money Market Fund                                        X.XX%             X.XX%             X.XX%
   Lipper Money Market Instrument Average                   X.XX%             X.XX%             X.XX%

FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund. (1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


         Management Fees......................................0.10%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................0.58
                                                              ----
         Total Annual Fund Operating Expenses.................0.93%
                                                              ====



         (1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          -------
       $95              $296              $515            $1,143

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES

         Under normal market conditions, the Fund invests at least 80% of net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

         The Fund will only buy securities with the following credit qualities:

         o rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's and "P-1" by Moody's Investors Service, Inc.,

         o rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

         o unrated securities that are determined to be of equivalent quality by the Manager.

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

         o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

         o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE

         This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal

         o desire regular, monthly income that is generally exempt from federal income tax

         o require a short-term vehicle for cash when making long-term investment decisions

         o seek a rate of return that is potentially higher than certificates of deposit or savings accounts

 HISTORICAL PERFORMANCE

         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper Tax Exempt Money Market Fund Average, an average of XX tax exempt money market fund returns as of December 31, 1998. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


                                    [GRAPH]


   Highest Quarterly Return from 1/1/94 through 12/31/98         X Quarter 19XX                 X.XX%
   Lowest Quarterly Return from 1/1/94 through 12/31/98          X Quarter 19XX                 X.XX%


                                                                    Average Annual Total Return
                                                        ====================================================
                                                                          as of 12/31/98
                                                        ----------------------------------------------------
                                                                                           Since Inception
                                                             1 Year           5 Years         (11/10/93)
                                                             ------           -------         ----------
Municipal Money Market Fund                                  X.XX%             X.XX%            X.XX%
Lipper Tax-Exempt Money Market Fund Average                  X.XX%             X.XX%            X.XX%


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund. (1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


         Management Fees......................................0.10%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................0.XX
                                                              ----
         Total Annual Fund Operating Expenses.................1.XX%
                                                              ====
         Fee Waiver and/or Expense Reimbursement..............0.XX(2)
         Net Expenses.........................................1.04%


         (1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

         (2) The Manager has contractually agreed to waive a portion of its fee and to reimburse the Fund for Other Expenses through October 31, 1999 to the extent that Total Annual Fund Operating Expenses exceed 1.04%.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          -------
      $105              $XXX              $XXX            $X,XXX

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES

         The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

         o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

         o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE

         This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal

         o   desire regular, monthly income from a highly liquid investment

         o require a short-term vehicle for cash when making long-term investment decisions

         o seek a rate of return that is potentially higher than certificates of deposit or savings accounts

HISTORICAL PERFORMANCE

         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper U.S. Government Money Market Fund Average, an average of XXX U.S. Government money market fund returns as of December 31, 1998. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


                                    [GRAPH]


   Highest Quarterly Return from 1/1/93 through 12/31/98         X Quarter 19XX                 X.XX%
   Lowest Quarterly Return from 1/1/93 through 12/31/98          X Quarter 19XX                 X.XX%



                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                                                           Since Inception
                                                            1 Year           5 Years          (3/2/92)
                                                            ------           -------          --------
U.S. Government Money Market Fund                           X.XX%             X.XX%             X.XX%
Lipper U.S. Govt. Money Mkt. Fund Average                   X.XX%             X.XX%             X.XX%


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund. (1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


         Management Fees......................................0.10%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................0.64
                                                              ----
         Total Annual Fund Operating Expenses.................0.99%
                                                              ====

         (1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          -------
      $101              $315              $547            $1,213

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND

INVESTMENT OBJECTIVE

         Current income, liquidity and the maintenance of a stable price of $1 per share.

PRINCIPAL STRATEGIES

         The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

         The Fund will only buy securities with the following credit qualities:

         o rated in the highest short-term categories by two rating organizations , such as "A-1" by Standard & Poor's and "P-1" by Moody's Investors Service, Inc.,

         o rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

         o unrated securities that are determined to be of equivalent quality by the Manager.

         The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

         Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

INVESTMENT ADVISER

         AMR Investment Services, Inc.

RISK FACTORS

         o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

         o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE

         This Fund may be suitable for investors who:

         o seek the preservation of capital and to avoid fluctuations in principal

         o desire regular, monthly income from a highly liquid investment require a short-term vehicle for cash when making long-term investment decisions

         o seek a rate of return that is potentially higher than Certificates of Deposit or savings accounts

         o   desire to receive miles in the American Airlines AAdvantage program

HISTORICAL PERFORMANCE

         The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lipper Money Market Instrument Average, an average of XX retail money market fund returns as of December 31, 1998. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on September 1, 1987. Performance results from inception through October 31, 1991 are for the Institutional Class of the predecessor fund, and results from November 1, 1991 through October 31, 1995 are for the predecessor fund's Mileage Class, and results from November 1, 1995 through January 28, 1996 are for the Platinum Class of the predecessor fund.. The Fund began offering its shares on January 29, 1996. Performance results shown from that date through December 31, 1998 are for the Fund. Because the predecessor fund had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]


   Highest Quarterly Return from 1/1/89 through 12/31/98         X Quarter 19XX                 X.XX%
   Lowest Quarterly Return from 1/1/89 through 12/31/98          X Quarter 19XX                 X.XX%


                                                                   Average Annual Total Return
                                                       =====================================================
                                                                          as of 12/31/98
                                                       -----------------------------------------------------

                                                            1 Year           5 Years           10 Years
                                                            ------           -------           --------
   Money Market Mileage Fund                                X.XX%             X.XX%             X.XX%
   Lipper Money Market Instrument Average                   X.XX%             X.XX%             X.XX%


FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund. (1)

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


         Management Fees......................................0.10%
         Distribution (12b-1) Fees............................0.25
         Other Expenses.......................................X.XX
         Total Annual Fund Operating Expenses.................X.XX%
         Fee Waiver and/or Expense Reimbursement..............X.XX%(2)
         Net Expenses.........................................1.09%


         (1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

         (2) The Manager has contractually agreed to waive Distribution Fees to the extent that Total Annual Fund Operating Expenses exceed 1.09%.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1 YEAR            3 YEARS          5 YEARS          10 YEARS
     ------            -------          -------          -------
      $111              $XXX              $XXX            $X,XXX

THE MANAGER

         The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1998, the Manager had approximately $XX.X billion of assets under management, including approximately $XX.X billion under active management and $XX.X billion as named fiduciary or financial adviser. Of the total, approximately $XX.X of assets are related to AMR Corporation.

         The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

VALUATION OF SHARES

         The price of each Fund's shares is based on its net asset value ("NAV"). Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

         The NAV of Platinum Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. Each Fund's NAV is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, except for Columbus Day and Veteran's Day.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

         Platinum Class shares are offered on a continuous basis at net asset value through selected financial institutions (such as banks and broker/dealers). Money Market Mileage Fund shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Money Market Mileage Fund.

PURCHASE POLICIES

         No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veteran's
Day:


FUND                                  PURCHASE BY (EASTERN TIME)*:

Money Market                           3:00 p.m.
Municipal Money Market                11:45 a.m.
U.S. Government Money Market           2:00 p.m.
Money Market Mileage                   3:00 p.m.
                                      * or the close of the Exchange (whichever
                                        comes first)


         If a purchase order is accepted and payment is received prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is accepted or payment is received after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S.
funds and must be drawn in U.S. dollars on a U.S. bank.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. Financial institutions may have different procedures for opening an account. Investors in the Money Market Mileage Fund will be enrolled in the AAdvantage Program and assigned an AAdvantage account number upon receipt of a completed application. You may request an application form by calling (800) 388-3344.

Complete the application, sign it and:
Mail to:

         American AAdvantage Funds-Platinum Class
         P.O. 419643
         Kansas City, MO  64141-6643

HOW TO PURCHASE SHARES

To Make an Initial Purchase                                 To Add To An Existing Account

BY CHECK-------------------------------------------------------------------------------------------------------------

o     Make check payable to American AAdvantage Funds      Include the shareholder's account number and Fund name and

o     Include the Fund name and Fund number on the         Fund number on the check. Mail check ($50 minimum) to:
      check.

o     Mail check ($2,500 minimum) to:

American AAdvantage Funds-Platinum Class                    American AAdvantage Funds-Platinum Class
P.O. Box 419643                                             P.O. Box 419643
Kansas City, MO 64141-6643                                  Kansas City, MO 64141-6643

BY WIRE------------------------------------------------------------------------------------------------------------

Call (800) 388-3344 to purchase shares by wire. Send a      Call (800) 388-3344 to purchase shares by wire. Send a
bank wire to State Street Bank & Trust Co. with             bank wire to State Street Bank & Trust Co. with these
these instructions:                                         instructions:

o     ABA# 0110-0002-8; AC-9905-342-3                       o      ABA# 0110-0002-8; AC-9905-342-3
o     Attn: American AAdvantage Funds-Platinum Class        o      Attn: American AAdvantage Funds-Platinum Class
o     the Fund name and Fund number                         o      the Fund name and Fund number
o     specify that the wire is for a new account            o      shareholder's account number

BY EXCHANGE--------------------------------------------------------------------------------------------------------

                                                            Shares of a Fund may be purchased by exchange from
                                                            another American AAdvantage Fund-Platinum Class if
                                                            the shareholder has owned shares of the other Fund
                                                            for at least 15 days. Send a written request to the
                                                            address above or call (800) 388-3344 to exchange
                                                            shares.


REDEMPTION POLICIES

         Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased or the Fund's transfer agent at (800) 388-3344. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.

FUND                                   SAME DAY WIRE REDEMPTION ORDER DEADLINE:
Money Market                            2:00 p.m. Eastern Time
Municipal Money Market                 11:45 a.m. Eastern Time
U.S. Government Money Market            2:00 p.m. Eastern Time


         In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Shares purchased by check may not be redeemed until the check has cleared, which may take up to 15 days.

         The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

         Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

HOW TO REDEEM SHARES


Method                                                       Additional Instructions

BY TELEPHONE-------------------------------------------------------------------------------------------------------
Call (800) 388-3344 to request a redemption.                 Proceeds from redemptions placed by telephone will
                                                             generally be transmitted by wire only, as instructed
                                                             on the application form.

BY MAIL------------------------------------------------------------------------------------------------------------
Write a letter of instruction including                      Other supporting documents may be required for
   o    the Fund name, Fund number and class                 estates, trusts, guardianships, custodians,
   o    shareholder account number                           corporations, IRAs and  welfare, pension and profit
   o    shares or dollar amount to be redeemed               sharing plans. Call (800) 388-3344 for instructions.
   o    authorized signature of all persons
        required to sign for the account
   o    how and where to send the proceeds

Mail to:

         American AAdvantage Funds-Platinum Class
         P.O. Box 419643
         Kansas City, MO 64141-6643

BY CHECK-----------------------------------------------------------------------------------------------------------

Choose the checkwriting feature on the account               o     Minimum check amount is $100
application.                                                 o     A $2 service fee per check is charged for check
                                                                   copies
                                                             o     A $15 service fee will be charged when a check
                                                                   is presented for an amount greater than the
                                                                   value of the shareholder's account
                                                             o     A $12 fee will be charged for "stop payment"
                                                                   requests

BY PRE-AUTHORIZED AUTOMATIC REDEMPTION-----------------------------------------------------------------------------

Contact the financial institution through which you          Proceeds will be transferred automatically from your
purchased Fund shares.                                       Fund account to your bank account via ACH on the 15th
                                                             day of each month ($100 minimum).

BY EXCHANGE--------------------------------------------------------------------------------------------------------

Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund-Platinum Class if the shareholder has owned shares of the Fund for at least 15 days. Send a written request to the address above or call
(800) 388-3344 to exchange shares.



GENERAL POLICIES

         If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

         The following policies apply to instructions you may provide to the Funds by telephone:

         o The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

         o The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

         o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

         The Funds reserve the right to:

         o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares

         o   modify or terminate the exchange privilege at any time

         o limit the number of exchanges between Funds an investor may exercise

         o seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank

         Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for checkwriting privileges or, if approved by the Funds, establish variations on minimum check amounts. Some firms may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

DISTRIBUTIONS AND TAXES

         The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Each Fund generally makes distributions of dividends once each month. Usually, dividends (except those paid by the Municipal Money Market Fund) and distributions of net realized gains are taxable events.

         The Municipal Money Market Fund designates most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, shareholders will be required to treat a portion of the interest-exempt dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax (AMT). Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

         This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES

         The AAdvantage program offers its members the opportunity to obtain free upgrades and travel awards on American Airlines and other AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 433-7300.

         AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in the Money Market Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on an $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Money Market Mileage Fund. These miles appear on subsequent AAdvantage program statements.

         For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Money Market Mileage Fund, trustees of the trust account should consult their own legal and tax advisers as to the tax effect of this arrangement and whether the arrangement is consistent with their duties as trustees. American Airlines has informed the Money Market Mileage Fund that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

         The Manager reserves the right to discontinue posting AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may find it necessary to change AAdvantage program rules, regulations, travel awards and special offers at any time. This means that American Airlines may initiate changes impacting, for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage program with six months' notice. AAdvantage travel awards, mileage accrual and special offers are subject to governmental regulations.

ADDITIONAL INFORMATION

DISTRIBUTION OF TRUST SHARES

         The AAdvantage Funds and Mileage Funds have each adopted a Distribution Plan for the Platinum Class (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds' Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The Plans provide that each Platinum Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MASTER-FEEDER STRUCTURE

         The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:


                   -------------------------
                   Investor
                   -------------------------
                       purchases shares of

                   -------------------------
                   Feeder Fund
                   -------------------------
                       which invests in

                   -------------------------
                   Master Fund
                   -------------------------
                       which buys

                   -------------------------
                   Investment Securities
                   -------------------------

         Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YEAR 2000

         The Funds could be affected adversely if the computer systems used by the Manager, the Funds' other service providers, or companies in which the Funds invest do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Due to the Funds' reliance on various service providers to perform essential functions, each of the Funds could have difficulty calculating its NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Funds' service providers to address the Year 2000 issue. There can be no assurance that the steps taken by the Manager will be sufficient to avoid any adverse impact.

         In evaluating current and potential portfolio positions, Year 2000 is one of the factors that the Manager takes into consideration. The Manager will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S. may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. If the value of a Fund's investment is adversely affected by a Year 2000 problem, the NAV of the Fund may be affected as well.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate than an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

                              MONEY MARKET FUND - PLATINUM CLASS

                                                       --------------------------- -------------
                                                         YEAR ENDED OCTOBER 31,       PERIOD
                                                                                      ENDED
                                                                                   OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:            1998          1997          1996(A)
------------------------------------------------------ ------------ -------------- -------------
Net asset value, beginning of period                   $   1.00     $   1.00       $   1.00
                                                       --------     --------       --------
Net investment income                                                   0.05(B)        0.05(B)
Less dividends from net investment income                              (0.05)         (0.05)
Net asset value, end of period                         $   1.00     $   1.00       $   1.00
                                                       ========     ========       ========
Total return (annualized)                                               4.87%          4.85%(C)
                                                                    ========       ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                         $494,413       $119,981
   Ratios to average net assets (annualized)
     Expenses                                                           0.93%(B)       0.94%(B)
     Net investment income                                              4.80%(B)       4.63%(B)



(A)  The Money Market Fund commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

                      MUNICIPAL MONEY MARKET FUND - PLATINUM CLASS


                                                   ------------------------- -------------
                                                    YEAR ENDED OCTOBER 31,      PERIOD
                                                                                ENDED
                                                                             OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        1998         1997         1996(A)
-------------------------------------------------- ------------ ------------ -------------
Net asset value, beginning of period               $   1.00     $   1.00     $   1.00
                                                   --------     --------     --------
Net investment income                                               0.03(B)     0.03(B)
Less dividends from net investment income                          (0.03)      (0.03)
Net asset value, end of period                     $   1.00     $   1.00     $   1.00
                                                   ========     ========     ========
Total return (annualized)                                           2.79%        2.88%(C)
                                                                ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                     $ 63,883     $ 49,862
   Ratios to average net assets (annualized)(D)
     Expenses                                                       1.03%(B)     0.97%(B)
     Net investment income                                          2.75%(B)     2.72%(B)


(A) The Municipal Money Market Fund commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results exclude management and administrative services fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 2.67%, respectively for the period ended October 31, 1996, 1.04% and 2.74%, respectively for the year ended October 31, 1997 and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

               U.S. GOVERNMENT MONEY MARKET FUND - PLATINUM CLASS

                                                       ------------------------ --------------
                                                       YEAR ENDED OCTOBER 31,   PERIOD ENDED
                                                                                 OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:            1998         1997         1996(A)
------------------------------------------------------ ------------ ----------- --------------
Net asset value, beginning of period                   $   1.00     $   1.00    $   1.00
                                                       --------     --------    --------
Net investment income                                                   0.05(B)     0.04(B)
Less dividends from net investment income                              (0.05)      (0.04)
Net asset value, end of period                         $   1.00     $   1.00    $   1.00
                                                       ========     ========    ========
Total return (annualized)                                               4.61%       4.58%(C)
                                                                    ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                         $ 68,439    $ 52,153
   Ratios to average net assets (annualized)
     Expenses                                                           0.99%(B)    1.00%(B)
     Net investment income                                              4.53%(B)    4.35%(B)


(A) The U.S. Government Money Market Fund commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

                   MONEY MARKET MILEAGE FUND - PLATINUM CLASS

                                                   ------------------------- -------------
                                                    YEAR ENDED OCTOBER 31,      PERIOD
                                                                                ENDED
                                                                             OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:        1998         1997         1996(A)
-------------------------------------------------- ------------ ------------ -------------
Net asset value, beginning of period               $   1.00     $   1.00     $   1.00
                                                   --------     --------     --------
Net investment income                                               0.05(B)      0.03(B)
Less dividends from net investment income                          (0.05)       (0.03)
Net asset value, end of period                     $   1.00     $   1.00     $   1.00
                                                   ========     ========     ========
Total return (annualized)                                           4.71%        4.78%(C)
                                                                ========     ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)                     $ 49,184     $ 15,429
   Ratios to average net assets (annualized)(D)
     Expenses                                                       1.09%(B)     1.09%(B)
     Net investment income                                          4.64%(B)     4.48%(B)


(A)  The Money Market Mileage Fund commenced active operations on January 29,
     1996.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Mileage Class returns from November 1, 1995 through January 27, 1996 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results exclude expenses reimbursed by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.24% and 4.33%, respectively for the period ended October 31, 1996, 1.14% and 4.59%, respectively for the year ended October 31, 1997 and X.XX% and X.XX%, respectively for the year ended October 31, 1998.

ADDITIONAL INFORMATION

     Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 967-9009.


ANNUAL REPORT/SEMI-ANNUAL REPORT                                STATEMENT OF ADDITIONAL INFORMATION

The Funds' Annual and Semi-Annual Reports list each             The SAI contains more details about the Funds and their
Fund's actual investments as of the report's date. They also    investment policies. The SAI is incorporated in this
include a discussion by the Manager of market conditions        Prospectus by reference (it is legally part of this Prospectus).
and investment strategies that significantly affected the       A current SAI is on file with Securities and Exchange
Funds' performance. The report of the Funds' independent        Commission (SEC).
auditors is included in the Annual Report.



To obtain more information about the Funds or to request a copy of the documents listed above:

                                    BY TELEPHONE:
                                    Call (800) 388-3344

                                    BY MAIL:
                                    American AAdvantage Funds
                                    P.O.  Box 619003, MD5645
                                    DFW Airport, TX 75261-9003

                                    BY E-MAIL:
                                    american_aadvantagefunds@amrcorp.com

                                    ON THE INTERNET:
                                    Visit our website at www.aafunds.com
                                    Visit the SEC website at www.sec.gov

Copies of these documents may also be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009.

                             FUND SERVICE PROVIDERS


CUSTODIAN                                    TRANSFER AGENT
State Street Bank and Trust Company          National Financial Data Services
Boston, Massachusetts                        Kansas City, Missouri

INDEPENDENT AUDITORS                         DISTRIBUTOR
Ernst & Young LLP                            Brokers Transaction Services, Inc.
Dallas, Texas                                Dallas, Texas


                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            SEC File Number 811-4984


                    [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                            SEC File Number 811-9018


American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund are service marks of AMR Investment Services.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)

                            -- PLATINUM CLASS(SM) --

                                  MARCH 1, 1999

       The American AAdvantage Money Market Fund(sm) (the "Money Market Fund"), the American AAdvantage Municipal Money Market Fund(sm) (the "Municipal Money Market Fund"), and the American AAdvantage U.S. Government Money Market Fund(sm), formerly known as the American AAdvantage U.S. Treasury Money Market Fund prior to March 1, 1997 (the "U.S. Government Money Market Fund"), are three separate investment portfolios of the American AAdvantage Funds (the "AAdvantage Trust"). The American AAdvantage Money Market Mileage Fund (the "Mileage Fund") is a separate investment portfolio of the American AAdvantage Mileage Funds (the "Mileage Trust") (individually, a "Fund" and, collectively, the "Funds"). The AAdvantage Trust and the Mileage Trust (collectively the "Trusts") are no load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Platinum Class of the Funds.

       Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective to the investing Fund.

       This SAI should be read in conjunction with the Platinum Class prospectus dated March 1, 1999 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 967-9009.

       This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS


Non-Principal Investment Strategies and Risks..................................

Investment Restrictions........................................................

Trustees and Officers of the Trust and the AMR Trust...........................

Control Persons and 5% Shareholders............................................

Management, Administrative Services and Distribution Fees......................

Other Service Providers........................................................

Redemptions in Kind............................................................

Net Asset Value................................................................

Tax Information................................................................

Yield and Total Return Quotations..............................................

Description of the Trusts......................................................

Other Information..............................................................

Financial Statements...........................................................

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Each Fund may:

         1. Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         2. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. AMR Investment Services, Inc. ("The Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         3. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust's Board of Trustees ("AMR Trust Board").

         4. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Portfolios will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any
         Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

       Each Fund has the following fundamental investment policy that enables it to invest in a corresponding Portfolio of the AMR Trust:

             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

       All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the AAdvantage Trust's Board of Trustees ("AAdvantage Board") and the Mileage Trust's Board of Trustees ("Mileage Trust Board"), as applicable.

       In addition to the investment limitations noted in the Prospectus, the following seven restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of
(a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the AAdvantage Board and the Mileage Trust Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio may:

       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

       4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

       5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       6. Issue senior securities except that the Portfolio may engage in when-issued and forward commitment transactions.

       7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

       8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

       9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The following non-fundamental investment restrictions may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         All Portfolios may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. A Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

              TRUSTEES AND OFFICERS OF THE TRUSTS AND THE AMR TRUST

       The AAdvantage Board, the Mileage Trust Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.



                                         POSITION WITH
NAME, AGE AND ADDRESS                     EACH TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                    -------------        ----------------------------------------

William F. Quinn* (51)                   Trustee and          President, AMR Investment Services, Inc. (1986-Present);
                                         President            Chairman, American Airlines Employees Federal Credit
                                                              Union (October 1989-Present); Trustee, American
                                                              Performance Funds (1990-1994); Director, Crescent Real
                                                              Estate Equities, Inc. (1994 - Present); Trustee,
                                                              American AAdvantage Funds (1987-Present); Trustee,
                                                              American AAdvantage Mileage Funds (1995-Present).


Alan D. Feld (61)                        Trustee              Partner, Akin, Gump, Strauss, Hauer & Feld, LLP
1700 Pacific Avenue                                           (1960-Present)#; Director, Clear Channel Communications
Suite 4100                                                    (1984-Present); Director, CenterPoint Properties, Inc.
Dallas, Texas  75201                                          (1994-Present); Trustee, American AAdvantage Funds
                                                              (1993-Present); Trustee, American AAdvantage Funds(1996-
                                                              Present); Trustee American AAdvantage Mileage Funds
                                                              (1996-Present).

Ben J. Fortson (66)                      Trustee              President and CEO, Fortson Oil Company (1958-Present);
301 Commerce Street                                           Director, Kimbell Art Foundation (1964-Present); Director,
Suite 3301                                                    Burnett Foundation (1987-Present); Honorary Trustee, Texas
Fort Worth, Texas  76102                                      Christian University (1986-Present); Trustee, American
                                                              AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                              Mileage Funds (1996-Present).

John S. Justin (82)                      Trustee              Chairman and Chief Executive Officer, Justin Industries,
2821 West Seventh Street                                      Inc. (a diversified holding company) (1969-Present);
Fort Worth, Texas  76107                                      Executive Board Member, Blue Cross/Blue Shield of Texas
                                                              (1985-Present); Board Member, Zale Lipshy Hospital (June
                                                              1993-Present); Trustee, Texas Christian University
                                                              (1980-Present); Director and Executive Board Member,
                                                              Moncrief Radiation Center (1985-Present); Director,
                                                              Texas New Mexico Enterprises (1984-1993); Director,
                                                              Texas New Mexico Power Company (1979-1993); Trustee,
                                                              American AAdvantage Funds (1989-Present); Trustee,
                                                              American AAdvantage Mileage Funds (1995-Present).


Stephen D. O'Sullivan (63)               Trustee              Consultant (1994-Present); Vice President and Controller
                                                              (1985-1994), American Airlines, Inc.; Trustee, American
                                                              AAdvantage Funds (1987-Present); Trustee, American AAdvantage
                                                              Mileage Funds (1995-Present).


                                         POSITION WITH
NAME, AGE AND ADDRESS                     EACH TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                    -------------        ----------------------------------------

Roger T. Staubach (56)                   Trustee              Chairman of the Board and Chief Executive Officer of The
6750 LBJ Freeway                                              Staubach Company (a commercial real estate company)
Dallas, TX  75240                                             (1982-Present); Director, Halliburton Company
                                                              (1991-Present); Director, Brinker International
                                                              (1993-Present); Director, International Home Foods, Inc.
                                                              (1997-Present); National Advisory Board, The Salvation
                                                              Army; Trustee, Institute for Aerobics Research; Member,
                                                              Executive Council, Daytop/Dallas; Member, National Board
                                                              of Governors, United Way of America; former quarterback
                                                              of the Dallas Cowboys professional football team;
                                                              Trustee, American AAdvantage Mileage Funds
                                                              (1995-Present).



Kneeland Youngblood (41)                 Trustee               Physician (1982-Present); President, Youngblood
 2305 Cedar Springs Road                                       Enterprises, Inc. (a business and management firm)
Suite 401                                                      (1983-Present); Trustee, Teachers Retirement System of
Dallas, Texas  75201                                           Texas (1993-Present); Director, United States Enrichment
                                                               Corporation (1993-Present), Director, Just For the Kids
                                                               (1995-Present); Director, Starwood Financial Trust
                                                               (1998-Present); Member, Council on Foreign Relations
                                                               (1995-Present); Trustee, American AAdvantage Funds
                                                               (1996-Present); Trustee, American AAdvantage Mileage
                                                               Funds (1996-Present).



Nancy A. Eckl (36)                       Vice President       Vice President, AMR Investment Services, Inc. (December
                                                              1990-Present).

Michael W. Fields (45)                   Vice President       Vice President, AMR Investment Services, Inc. (August
                                                              1988-Present).

Barry Y. Greenberg (35)                  Vice President       Vice President, Legal and Compliance, AMR Investment
                                         and Assistant        Services, Inc. (1995-Present); Branch Chief (1992-1995) and
                                         Secretary            Staff Attorney (1988-1992), Securities and Exchange
                                                              Commission.

Rebecca L. Harris (32)                   Treasurer            Vice President, Finance (1995-Present), Controller
                                                              (1991-1995), AMR Investment Services, Inc.

John B. Roberson (40)                    Vice President       Vice President, AMR Investments Services, Inc. (1991-Present).

Robert J. Zutz (46)                      Secretary            Partner, Kirkpatrick & Lockhart LLP (law firm)
1800 Massachusetts Ave. NW
Washington, D.C. 20036


* Mr. Quinn , by virtue of his current position with the Manager, is deemed to be an "interested person" of each Trust and the AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

    All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

    As compensation for their service to the Trusts and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts and the AMR Trust do not pay for these travel arrangements. However, the Trusts and the AMR Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel.

Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. The Trusts compensate Mr. O'Sullivan annually up to $10,000 to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1998.


                                                                            Pension or
                                                                            Retirement
                                        Aggregate         Aggregate          Benefits                              Total
                                      Compensation       Compensation       Accrued as         Estimated        Compensation
                                        From the           From the         Part of the         Annual         From AAdvantage
                                       AAdvantage          Mileage            Trusts'       Benefits Upon      Funds Complex
Name of Trustee                           Trust             Trust            Expenses         Retirement         (27 Funds)
---------------                           -----             -----            --------         ----------         ----------

William F. Quinn                           $0                 $0                $0                $0                 $0
Alan D. Feld                             $XX,XXX           $XX,XXX              $0                $0              $XX,XXX
Ben J. Fortson                           $XX,XXX           $XX,XXX              $0                $0              $XX,XXX
John S. Justin                           $XX,XXX           $XX,XXX              $0                $0              $XX,XXX
Stephen D. O'Sullivan                    $XX,XXX           $XX,XXX              $0                $0              $XX,XXX
Roger T. Staubach                        $XX,XXX           $XX,XXX              $0                $0              $XX,XXX
Kneeland Youngblood                      $XX,XXX           $XX,XXX              $0                $0              $XX,XXX


                       CONTROL PERSONS AND 5% SHAREHOLDERS

       There are no persons deemed to control any of the Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 1999.

       The following persons are record owners of 5% or more of the outstanding shares of the Platinum Class of the Funds as of January 31, 1999:


American AAdvantage Money Market Fund
Southwest Securities, Inc...........................................................XX%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Municipal Money Market Fund
Southwest Securities, Inc...........................................................XX%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage U.S. Government Money Market Fund
Southwest Securities, Inc...........................................................XX%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Money Market Mileage Fund
Southwest Securities, Inc...........................................................XX%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180


            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

    o    complying with reporting requirements;

    o    corresponding with shareholders;

    o maintaining internal bookkeeping, accounting and auditing services and records; and

    o    supervising the provision of services to the Trusts by third parties.

       Management fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1996, $10,853,000 of which approximately $5,403,000 was paid by the Manager to other investment advisers; 1997, $13,730,443 of which approximately $7,061,014 was paid by the Manager to other investment advisers; and 1998, $XX,XXX,XXX of which approximately $X,XXX,XXX was paid by the Manager to other investment advisers. Management fees in the amount of approximately $44,000, $7,309, and $X,XXX were waived by the Manager during the fiscal years ended October 31, 1996, 1997, and 1998 respectively. These amounts include payments by Portfolios in the AAdvantage Trust other than the Funds.

       Management fees for the Mileage Trust for the fiscal years ended October 31 were approximately as follows: 1996, $10,853,000 of which approximately $5,403,000 was paid by the Manager to other investment advisers; 1997, $13,730,443 of which $7,061,014 was paid by the Manager to other investment advisers and 1998, $XX,XXX,XXX of which approximately $X,XXX,XXX was paid by the Manager to other investment advisers. Management fees in the amount of approximately $44,000, $7,309 and $X,XXX were waived by the Manager during the fiscal years ended October 31, 1996, 1997 and 1998.

       In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1996, $2,893,400; 1997, $4,538,345; and 1998, $X,XXX,XXX.
Administrative service fees in the amount of approximately $9,000 were waived by the Manager during the fiscal year ended October 31, 1995. These amounts include payments by Portfolios in the AAdvantage Trust other than the Funds. Administrative service fees for the Mileage Trust for the fiscal years ended October 31, 1996, 1997 and 1998 were approximately $95,944, $275,120 and
$XXX,XXX, respectively.

       The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31, 1997 and 1998 were approximately $81,113 and $XXX,XXX.


                             OTHER SERVICE PROVIDERS

         The transfer agent for the Trust is State Street Bank & Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds (except as noted otherwise) and the AMR Trust is Ernst & Young LLP, Dallas, Texas.


                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90 day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.


                                 NET ASSET VALUE

       It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "D-1" by Duff & Phelps and "F-1" by Fitch IBCA, Inc., and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poors and "P-2" by Moody's Investors Service, Inc. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.


                                 TAX INFORMATION

TAXATION OF THE FUNDS

       To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income;

         o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under Section 103(a) of the Code ("Distribution Requirement").

       Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

       Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

       Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       The Municipal Money Market Fund's corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in the Portfolio that holds those securities, the Municipal Money Market Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, the Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Municipal Money Market Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

TAXATION OF THE FUNDS' SHAREHOLDERS

       Distributions by the Municipal Money Market Fund of the amount by which the Fund's share of its corresponding Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Fund as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Municipal Money Market Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Municipal Money Market Portfolio's assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Code. The Municipal Money Market Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Fund's net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Fund under state and local income tax laws may differ from the treatment thereof under the Code.

       Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

       Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

       The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


                        YIELD AND TOTAL RETURN QUOTATIONS

       The Platinum Class of the AAdvantage Trust commenced operations on November 7, 1995 and the Platinum Class of the Mileage Trust commenced operations on January 29, 1996. For purposes of advertising performance, and in accordance with Securities and Exchange Commission staff interpretations, the Funds in the AAdvantage Trust have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust for periods prior to the inception date. The Mileage Fund has adopted the performance of the American AAdvantage Money Market Mileage Fund - Mileage Class for periods prior to its inception date. The performance results for the Platinum Class will be lower, because the figures for the other classes (except for the Mileage Fund) do not reflect the 12b-1 fees, Administrative Services Plan fees or other class expenses that will be borne by the Platinum Class.

       A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

       The yields of the Funds may be calculated in one of two ways:

       (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

       (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)365/7 ] - 1

       The current and effective yields for the Funds are as follows:


                                                                         Current yield for       Effective yield for
                                                     Current daily      the seven-day period     the seven-day period
                                                      yield as of               ended                    ended
   Platinum Class                                  October 31, 1998      October 31, 1998         October 31, 1998
   --------------                                  ----------------      ----------------         ----------------
       Money Market Fund                                   %                      %                        %
       Municipal Money Market Fund                         %                      %                        %
       U.S. Government Money Market Fund                   %                      %                        %
       Mileage Fund                                        %                      %                        %


       The Municipal Money Market Fund also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

     CURRENT YIELD/(1 - APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

   EFFECTIVE YIELD/(1 - APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

       Based on these formulas, the current and effective tax-equivalent yields for the Municipal Money Market Fund for the seven day period ending October 31, 1998 were X.XX% and X.XX%, respectively (based upon a 39.6% personal tax rate).

       The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

       Based on this formula, annualized total returns were as follows for the periods indicated:



                                                                        For the          For the        For the period from
                                                       For the         five-year         ten-year         commencement of
                                                   one-year period    period ended     period ended      operations through
                                                   ended October 31,   October 31,     October 31,          October 31,
                                                       1998(1)          1998(1)         1998(1)               1998(1)
Platinum Class                                         -------          -------         -------               -------
--------------
   Money Market Fund                                      %                 %               %                   %
   Municipal Money Market Fund                            %              N/A(2)            N/A(2)               %
   U. S. Government Money Mkt. Fund (3)                   %                 %              N/A(2)               %
   Mileage Fund                                           %                 %               %                   %



(1) Performance of the Funds of the AAdvantage Trust represents total returns achieved by the Institutional Class from the inception date of each Fund up to the inception date of the Platinum Class on 11/7/95. Performance of the Mileage Fund represents total return of the Money Market Fund-Institutional Class (9/1/87-10/31/91); the Money Market Fund-Mileage Class (11/1/91-10/31/95); the
Money Market Mileage Fund-Mileage Class (11/1/95-1/28/96) and the Money Market Mileage Fund-Platinum Class since its 1/29/96 inception. Total returns have not been adjusted for any difference between the fees and expenses of each Fund and the historical fees and expenses of the predecessor Funds. Inception dates are:
Money Market Fund-Institutional Class, 9/1/87; Municipal Money Market Fund-Institutional Class, 11/10/93; U.S. Government Money Market Fund-Institutional Class, 3/1/92.

(2) The Fund was not operational during this period.

(3) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

      Each Fund also may use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

       In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

       Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

       From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds and the American AAdvantage Mileage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading Amer AAdvant.

       Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

                            DESCRIPTION OF THE TRUSTS

       The AAdvantage Trust, organized on January 16, 1987 and the Mileage Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers.

                                OTHER INFORMATION

       Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

       Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

       Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed


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companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

       Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.


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       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

       Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

       (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

       (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

       (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any


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foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

       (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

       Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

       Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The two highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

       Duff & Phelps' two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

       Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.


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Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

       Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

       Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

       Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

       Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

       Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

       Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



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       Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the AMR Trust Board presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

       Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

       Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

       The AMR Trust Board and the applicable investment adviser will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

       Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values.


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Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

       Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

       U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

       U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

       Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

       U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.


                              FINANCIAL STATEMENTS

       The American AAdvantage Money Market Funds' and the American AAdvantage Mileage Funds' Annual Reports to Shareholders for the fiscal year ended October 31, 1998, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                        AMERICAN AADVANTAGE MILEAGE FUNDS

                            PART C. OTHER INFORMATION


Item 23.              Exhibits

           (a)        Amended and Restated Declaration of Trust - (ii)

           (b)        Amended Bylaws - (ii)

           (c)        Voting trust agreement -- none

           (d)(i)(A) Management Agreement between American AAdvantage Mileage Funds and AMR Investment Services, Inc. dated October 1, 1995 - (ii)

              (i)(B)  Supplement to Management Agreement dated December 17, 1996
                      - (i)

              (ii)(A) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Independence Investment Associates, Inc. dated November 1, 1995 - (ii)

              (ii)(B) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Morgan Stanley Asset Management Inc. dated November 1, 1995 - (ii)

              (ii)(C) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Templeton Investment Counsel, Inc. dated November 1, 1995 - (ii)

              (ii)(D) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Barrow, Hanley, Mewhinney & Strause, Inc. dated November 1, 1995 - (ii)

              (ii)(E) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and GSB Investment Management, Inc. dated November 1, 1995 - (ii)

              (ii)(F) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Brandywine Asset Management, Inc. dated January 16, 1998 - (iii)

              (ii)(G) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated November 12, 1996 - (i)

              (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Brandywine Asset Management, Inc. - (iv)

              (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. - (iv)

           (e) Distribution Agreement among the American AAdvantage Mileage Funds, the American AAdvantage Funds and Brokers Transaction Services, Inc. dated September 1, 1995 - (ii)

           (f)        Bonus, profit sharing or pension plans -- none

           (g) Custodian Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company dated December 1, 1997 - (iii)

           (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Mileage Funds-and State Street Bank and Trust Company dated January 1, 1998 - (iii)

              (ii) Securities Lending Authorization Agreement between American AAdvantage Mileage Funds and State Street Bank and Trust Company dated January 2, 1998 - (iii)

           (i)        Opinion and consent of counsel - filed herewith

           (j)        Consent of Independent Auditors - none

           (k) Financial statements omitted from prospectus -- (not applicable)

           (l)        Letter of investment intent - (ii)

           (m)(i)     Plan pursuant to Rule 12b-1 for the Mileage Class - (ii)

              (ii)    Plan pursuant to Rule 12b-1 for the Platinum Class - (ii)

              (iii)   Administrative Services Plan for the Platinum Class - (ii)

           (n)        Financial Data Schedules - none

           (o)        Plan Pursuant to Rule 18f-3 - (ii)

           Other:     Powers of Attorney for Trustees - (i)

-----------------------
(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv)       To be filed by subsequent amendment.



Item 24.       Persons Controlled by or under Common Control with Registrant

               None.

Item 25.       Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Mileage Trust provides that:

         (a)   Subject to the exceptions and limitations contained in paragraph
(b) below:

         (i) every person who is, or has been, a Trustee or officer of the Mileage Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Mileage Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Mileage Trust; or

         (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Mileage Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Mileage Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Mileage Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Mileage Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

         (i) such Covered Person shall have provided appropriate security for such undertaking;

         (ii) the Mileage Trust is insured against losses arising out of any such advance payments; or

         (iii) either a majority of the Trustees who are neither interested persons of the Mileage Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Mileage Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Mileage Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.       I.   Business and Other Connections of Investment Manager

     AMR Investment Services, Inc., 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

               II.  Business and Other Connections of Investment Advisers

     The investment advisers listed below provide investment advisory services to the Mileage Trust.

     Barrow, Hanley, Mewhinney & Strauss, 3232 McKinney Avenue, Dallas, Texas 75204.

     Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

     GSB Investment Management, Inc., 301 Commerce Street, Suite 1501, Fort Worth, Texas 76102.

     Hotchkis & Wiley, 800 West Sixth Street, 5th Floor, Los Angeles, California 90017.

     Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109.

     Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, 21st Floor, New York, New York 10020.

     Templeton Investment Counsel, Inc. 500 East Broward Blvd., Ft. Lauderdale, Florida 33394.

     Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) Brokers Transaction Services, Inc., 7001 Preston Road, Dallas, TX 75205, is the principal underwriter for the Mileage Trust and the American AAdvantage Funds.

         (b) The directors and officers of the Mileage Trust's principal underwriter are:

                                       Positions & Offices                               Position
Name                                    with Underwriter                              with Registrant
----                                   -----------------                              ---------------
Sue H. Peden                           Chief Executive Officer                              None

Raymond E. Wooldridge                  Chairman                                             None

Dianna Boswell                         President                                            None

Diana Burrell                          Vice President                                       None

Diane Scott                            Assistant Vice President                             None

Item 28. Location of Accounts and Records

     The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows: 31a-1(b)(1) - Journals - in the physical possession of the Trust's custodian; 31-1(b)(2)(I), (ii) & (iii) - in the physical possession of the Trust's custodian; 31a-1()(2)(iv) - in the physical possession of the Trust's transfer agent; 31a-1(b)(4) - in the physical possession of the Trust's Manager; 31a-1(b)(5) - in the physical possession of the Trust's investment advisers; 31a-1(b)(6) - in the physical possession of the Trust's Manager, investment advisers and custodian; 31a-1(b)(7) - in the physical possession of the Trust's custodian; 31a-1(b)(8) - in the physical possession of the Trust's custodian; 31a-1(b)(9) - in the physical possession of the Trust's investment advisers; 31a-1(b)(10) - in the physical possession of the Trust's Manager; 31a-1(b)(11) - in the physical possession of the Trust's Manager; 31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian.

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions in under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas on December 15, 1998.

                                             AMERICAN AADVANTAGE MILEAGE FUNDS

                                             By: /s/ William F. Quinn
                                                -------------------------------
                                                     William F. Quinn
                                                     President
Attest:

/s/ Barry Y. Greenberg
---------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                           Date
---------                                            -----                           ----

/s/ William F. Quinn                        President and                       December 15, 1998
--------------------------------            Trustee
William F. Quinn

Alan D. Feld*                               Trustee                             December 15, 1998
--------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                             December 15, 1998
--------------------------------
Ben J. Fortson

John S. Justin*                             Trustee                             December 15, 1998
--------------------------------
John S. Justin

Stephen D. O'Sullivan*                      Trustee                             December 15, 1998
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                          Trustee                             December 15, 1998
--------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *                   Trustee                             December 15, 1998
-------------------------
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      ---------------------------------------
          William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A as it relates to the AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas on December 15, 1998.



                                             AMR INVESTMENT SERVICES TRUST

                                             By: /s/ William F. Quinn
                                                -------------------------------
                                                     William F. Quinn
                                                     President
Attest:

/s/ Barry Y. Greenberg
---------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement for the American AAdvantage Mileage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                           Date
---------                                            -----                           ----

/s/ William F. Quinn                        President and                       December 15, 1998
--------------------------------            Trustee
William F. Quinn

Alan D. Feld*                               Trustee                             December 15, 1998
--------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                             December 15, 1998
--------------------------------
Ben J. Fortson

John S. Justin*                             Trustee                             December 15, 1998
--------------------------------
John S. Justin

Stephen D. O'Sullivan*                      Trustee                             December 15, 1998
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                          Trustee                             December 15, 1998
--------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *                   Trustee                             December 15, 1998
-------------------------
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      ---------------------------------------
          William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Equity 500 Index Portfolio has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of American AAdvantage Mileage Funds, as it relates to the American AAdvantage S&P 500 Index Mileage Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on December 11, 1998.

EQUITY 500 INDEX PORTFOLIO


By:  /s/ Jay S. Neuman
     -----------------------------
         Jay S. Neuman
         Secretary


         This Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of American AAdvantage Mileage Funds, as it relates to the American AAdvantage S&P 500 Index Mileage Fund, has been signed below by the following persons, in the capacities indicated, with respect to Equity 500 Index Portfolio on December 11, 1998.


SIGNATURE                    TITLE


Charles P. Biggar*           Trustee
------------------------
Charles P. Biggar


S. Leland Dill*              Trustee
------------------------
S. Leland Dill


Philip Saunders, Jr*         Trustee
------------------------
Philip Saunders, Jr.


Ronald M. Petnuch *          President and Treasurer (Chief Executive Officer,
------------------------     Principal Financial and Accounting Officer)
Ronald M. Petnuch



*By: /s/ Jay S. Neuman
    ----------------------------
Jay S. Neuman, Secretary of Equity 500 Index Portfolio,
as Attorney-in-Fact pursuant to a Power of Attorney

                                INDEX TO EXHIBITS

          Exhibit
           Number                  Description
           ------                  -----------
           (a)        Amended and Restated Declaration of Trust - (ii)

           (b)        Amended Bylaws - (ii)

           (c)        Voting trust agreement -- none

           (d)(i)(A)  Management Agreement between American AAdvantage Mileage
                      Funds and AMR Investment Services, Inc. dated October 1,
                      1995 - (ii)

              (i)(B)  Supplement to Management Agreement dated December 17, 1996
                      - (i)

              (ii)(A) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Independence Investment Associates,
                      Inc. dated November 1, 1995 - (ii)

              (ii)(B) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Morgan Stanley Asset Management Inc.
                      dated November 1, 1995 - (ii)

              (ii)(C) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Templeton Investment Counsel, Inc.
                      dated November 1, 1995 - (ii)

              (ii)(D) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Barrow, Hanley, Mewhinney & Strause,
                      Inc. dated November 1, 1995 - (ii)

              (ii)(E) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and GSB Investment Management, Inc. dated
                      November 1, 1995 - (ii)

              (ii)(F) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Brandywine Asset Management, Inc. dated
                      January 16, 1998 - (iii)

              (ii)(G) Investment Advisory Agreement between AMR Investment
                      Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                      Management, L.P. dated November 12, 1996 - (i)

              (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Brandywine Asset Management,
                      Inc. - (iv)

              (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR
                      Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch
                      Asset Management, L.P. - (iv)

           (e)        Distribution Agreement among the American AAdvantage
                      Mileage Funds, the American AAdvantage Funds and Brokers
                      Transaction Services, Inc. dated September 1, 1995 - (ii)

           (f)        Bonus, profit sharing or pension plans -- none

           (g)        Custodian Agreement between the American AAdvantage
                      Mileage Funds and State Street Bank and Trust Company dated December 1, 1997 - (iii)

           (h)(i)     Transfer Agency and Service Agreement between the American
                      AAdvantage Mileage Funds-and State Street Bank and Trust
                      Company dated January 1, 1998 - (iii)

              (ii)    Securities Lending Authorization Agreement between
                      American AAdvantage Mileage Funds and State Street Bank and Trust Company dated January 2, 1998 - (iii)

           (i)        Opinion and consent of counsel - filed herewith

           (j)        Consent of Independent Auditors - none

           (k) Financial statements omitted from prospectus -- (not applicable)

           (l)        Letter of investment intent - (ii)

           (m)(i)     Plan pursuant to Rule 12b-1 for the Mileage Class - (ii)

              (ii)    Plan pursuant to Rule 12b-1 for the Platinum Class - (ii)

              (iii)   Administrative Services Plan for the Platinum Class - (ii)

           (n)        Financial Data Schedules - none

           (o)        Plan Pursuant to Rule 18f-3 - (ii)

           Other:     Powers of Attorney for Trustees - (i)

-----------------------
(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv)       To be filed by subsequent amendment.